UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath 2030 Portfolio®

LifePath 2040 Portfolio®

LifePath® 2050 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath 2030 Master Portfolio®

LifePath 2040 Master Portfolio®

LifePath 2050 Master Portfolio®

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: BlackRock Funds III The Corporation Trust Company, 1209 Orange Street, Wilmington,

DE 19801

Master Investment Portfolio

RL&F Service Corp., One Rodney Square, 10th Floor, Tenth and King Streets, Wilmington, DE 19801

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Bond Index Master Portfolio of Master Investment Portfolio	$136,280,808
Total Investments (Cost — $131,711,597) — 99.9%	136,280,808
Other Assets Less Liabilities — 0.1%	15,126

Net Assets — 100.0%	$136,295,934

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $136,280,808 and 99.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$244,251,996
Total Investments (Cost — $251,063,024) — 100.0%	244,251,996
Liabilities in Excess of Other Assets — (0.0)%	(33,491)

Net Assets — 100.0%	$244,218,505

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $244,251,996 and 11.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath Retirement Master Portfolio of Master Investment Portfolio	$654,007,330
Total Investments (Cost — $591,877,724) — 100.4%	654,007,330
Liabilities in Excess of Other Assets — (0.4)%	(2,561,837)

Net Assets — 100.0%	$651,445,493

LifePath Retirement Portfolio (the “LifePath Portfolio’) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $654,007,330 and 52.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,101,751,371
Total Investments (Cost — $964,410,450) — 100.3%	1,101,751,371
Liabilities in Excess of Other Assets — (0.3)%	(3,196,585)

Net Assets — 100.0%	$1,098,554,786

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,101,751,371 and 54.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2030 Master Portfolio of Master Investment Portfolio	$860,560,444
Total Investments (Cost — $771,928,270) — 100.5%	860,560,444
Liabilities in Excess of Other Assets — (0.5)%	(3,849,040)

Net Assets — 100.0%	$856,711,404

LifePath 2030 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $860,560,444 and 53.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2040 Master Portfolio of Master Investment Portfolio	$691,393,724
Total Investments (Cost — $588,788,000) — 100.3%	691,393,724
Liabilities in Excess of Other Assets — (0.3)%	(2,048,204)

Net Assets — 100.0%	$689,345,520

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $691,393,724 and 54.3%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
LifePath 2050 Master Portfolio of Master Investment Portfolio	$34,841,601
Total Investments (Cost — $31,950,303) — 99.9%	34,841,601
Other Assets, Less Liabilities — 0.1%	41,642

Net Assets — 100.0%	$34,883,243

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $34,841,601 and 55.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Money Market Master Portfolio of Master Investment Portfolio	$17,852,402,123
Total Investments (Cost — $17,852,402,123) — 100.0%	17,852,402,123
Liabilities in Excess of Other Assets — (0.0)%	(2,080,523)

Net Assets — 100.0%	$17,850,321,600

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $17,852,402,123 and 95.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Prime Money Market Master Portfolio of Master Investment Portfolio	$11,085,395,837
Total Investments (Cost — $11,085,395,837) — 100.0%	11,085,395,837
Liabilities in Excess of Other Assets — (0.0)%	(1,713,936)

Net Assets — 100.0%	$11,083,681,901

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $11,085,395,837 and 88.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Government Money Market Master Portfolio of Master Investment Portfolio	$114,459,836
Total Investments (Cost — $114,459,836) — 100.0%	114,459,836
Liabilities in Excess of Other Assets — (0.0)%	(15,991)

Net Assets — 100.0%	$114,443,845

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $114,459,836 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Value
Mutual Fund
Treasury Money Market Master Portfolio of Master Investment Portfolio	$4,597,891,462
Total Investments (Cost — $4,597,891,462) — 100.0%	4,597,891,462
Liabilities in Excess of Other Assets — (0.0)%	(430,092)

Net Assets — 100.0%	$4,597,461,370

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $4,597,891,462 and 96.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedules of Investments March 31, 2010 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
Citibank Credit Card Issuance Trust, Series 2008-A1 Class A1,
5.35%, 2/07/20	$170	$185,621

Total Asset-Backed Securities — 0.1%		185,621

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	100	98,012

Total Preferred Securities — 0.1%		98,012

Corporate Bonds
Aerospace & Defense — 0.4%
The Boeing Co.,
6.13%, 2/15/33	100	105,121
Honeywell International, Inc.,
5.30%, 3/01/18	100	106,511
Lockheed Martin Corp.,
6.15%, 9/01/36(a)	100	105,815
United Technologies Corp.:
6.10%, 5/15/12	100	109,362
6.05%, 6/01/36	100	104,859

		531,668

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19(a)	100	106,787

Beverages — 0.4%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37(a)	100	106,570
Bottling Group, LLC,
4.63%, 11/15/12	100	107,358
Coca-Cola Enterprises, Inc.,
8.50%, 2/01/22	100	129,372
Diageo Capital Plc,
5.20%, 1/30/13	150	162,309

		505,609

Capital Markets — 1.9%
The Bank of New York Mellon Corp.,
4.95%, 11/01/12	250	271,049
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	217,802
Credit Suisse First Boston USA:
6.13%, 11/15/11	250	268,575
6.50%, 1/15/12	100	108,727
Deutsche Bank AG,
5.38%, 10/12/12	100	108,825
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	300	314,744
6.13%, 2/15/33	200	197,679
International Bank for Reconstruction & Development,
2.00%, 4/02/12	250	254,372
Jefferies Group, Inc.,
8.50%, 7/15/19	50	56,939
Morgan Stanley:
5.30%, 3/01/13	250	266,059
4.75%, 4/01/14	200	204,215
5.75%, 10/18/16	225	233,922
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	50,956

		2,553,864

Chemicals — 0.3%
The Dow Chemical Co.:
6.00%, 10/01/12	100	108,858
8.55%, 5/15/19(a)	100	120,974
EI du Pont de Nemours & Co.,
6.00%, 7/15/18	125	138,920
Praxair, Inc.,
4.63%, 3/30/15	100	106,563

		475,315

Commercial Banks — 2.0%
American Express Bank FSB,
5.50%, 4/16/13	250	267,744
Bank of Tokyo-Mitsubishi UFJ, Ltd. New York,
7.40%, 6/15/11	200	213,620
Barclays Bank Plc,
5.00%, 9/22/16	175	179,877
BB&T Corp.,
5.25%, 11/01/19	100	100,541
European Investment Bank:
4.88%, 2/16/16	250	271,234
5.13%, 9/13/16	225	247,671
HSBC Holdings Plc,
6.80%, 6/01/38	100	107,233
PNC Funding Corp.,
5.63%, 2/01/17(b)	150	154,775
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	71,775
Swiss Bank Corp.,
7.00%, 10/15/15	150	162,009
US Bank NA,
6.38%, 8/01/11	250	266,191
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	51,444
Wells Fargo & Co.:
5.25%, 10/23/12	250	269,339
5.63%, 12/11/17	300	318,260
Westpac Banking Corp.,
4.88%, 11/19/19	100	99,158

		2,780,871

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Services & Supplies — 0.2%
Vanderbilt University,
5.25%, 4/01/19	100	104,891
Waste Management, Inc.,
7.00%, 7/15/28	100	107,521

		212,412

Communications Equipment — 0.2%
Cisco Systems, Inc.,
4.95%, 2/15/19(a)	250	259,984

Computers & Peripherals — 0.4%
Dell, Inc.,
5.65%, 4/15/18	75	79,562
Hewlett-Packard Co.,
4.75%, 6/02/14	150	161,944
International Business Machines Corp.,
4.75%, 11/29/12	250	270,463

		511,969

Consumer Finance — 0.2%
American Express Credit Corp.,
7.30%, 8/20/13	100	112,241
Capital One Financial Corp.,
6.75%, 9/15/17	100	110,501
HSBC Finance Corp.,
5.50%, 1/19/16	100	105,046

		327,788

Diversified Financial Services — 2.7%
Bank of America Corp.:
3.13%, 6/15/12	1,000	1,039,120
7.75%, 8/15/15	250	279,538
5.49%, 3/15/19	200	194,823
Citigroup, Inc.:
5.30%, 10/17/12	250	262,574
6.50%, 8/19/13	150	161,702
5.00%, 9/15/14	177	176,751
6.63%, 6/15/32	100	93,448
6.88%, 3/05/38	100	101,050
General Electric Capital Corp.:
5.63%, 5/01/18	300	313,503
5.88%, 1/14/38	100	95,075
Series G, 6.00%, 8/07/19	250	264,167
JPMorgan Chase & Co.:
5.13%, 9/15/14	250	264,100
6.40%, 5/15/38	100	107,971
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	213,601
6.11%, 1/29/37	100	92,009

		3,659,432

Diversified Telecommunication Services — 1.1%
AT&T Corp.,
8.00%, 11/15/31	100	121,575
AT&T, Inc.,
5.10%, 9/15/14	300	324,583
BellSouth Corp.,
6.88%, 10/15/31	150	157,055
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	128,071
Embarq Corp.,
7.08%, 6/01/16	100	108,915
Telecom Italia Capital SA,
5.25%, 11/15/13	150	157,114
Telefonica Europe BV,
8.25%, 9/15/30	50	61,336
Verizon Global Funding Corp.,
7.75%, 12/01/30	250	297,480
Verizon Pennsylvania, Inc.,
5.65%, 11/15/11	150	158,806

		1,514,935

Electric Utilities — 1.5%
Alabama Power Co.,
5.50%, 10/15/17	100	107,425
Arizona Public Service Co.,
6.50%, 3/01/12	100	107,629
Commonwealth Edison Co.,
5.90%, 3/15/36	50	50,752
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19(a)	100	114,292
Consumers Energy Co.,
5.00%, 2/15/12	150	159,088
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	104,336
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38(a)	100	102,511
Florida Power Corp./Progress Energy,
6.40%, 6/15/38	100	108,756
Hydro Quebec,
6.30%, 5/11/11(a)	150	159,123
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	99,771
Northern States Power Co,
8.00%, 8/28/12	100	114,435
Oncor Electric Delivery Co. LLC,
6.38%, 5/01/12	150	162,205
Pepco Holdings, Inc.,
6.45%, 8/15/12	100	107,147
Southern California Edison Co.,
5.00%, 1/15/16	200	216,532
The Toledo Edison Co.,
6.15%, 5/15/37	100	100,823
Union Electric Co.,
6.70%, 2/01/19	150	165,930
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	106,901

		2,087,656

Electrical Equipment — 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	104,960

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Energy Equipment & Services — 0.2%
Halliburton Co.,
6.15%, 9/15/19	100	112,085
Transocean, Inc.,
5.25%, 3/15/13	100	107,961

		220,046

Food & Staples Retailing — 0.2%
CVS Caremark Corp.,
6.60%, 3/15/19	100	111,801
The Kroger Co.,
6.15%, 1/15/20	100	108,556

		220,357

Food Products — 0.4%
Archer Daniels Midland Co.,
8.38%, 4/15/17	150	183,648
Kraft Foods, Inc.:
5.63%, 11/01/11	150	159,315
6.13%, 8/23/18	150	163,464

		506,427

Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	125	139,726
Hospira, Inc.,
6.05%, 3/30/17	125	134,259

		273,985

Health Care Providers & Services — 0.4%
Aetna, Inc.,
6.75%, 12/15/37	50	53,603
Medco Health Solutions, Inc.,
7.13%, 3/15/18	125	142,514
UnitedHealth Group, Inc.,
6.88%, 2/15/38	100	106,127
WellPoint, Inc.,
5.25%, 1/15/16	250	263,564

		565,808

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.,
5.35%, 3/01/18	100	108,445

Household Durables — 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	116,054

Industrial Conglomerates — 0.3%
General Electric Co.:
5.00%, 2/01/13	100	107,797
5.25%, 12/06/17	100	104,885
Tyco International Finance SA,
6.38%, 10/15/11(a)	200	215,486

		428,168

Insurance — 0.5%
The Allstate Corp.,
7.45%, 5/16/19	150	176,019
American International Group, Inc.,
8.25%, 8/15/18	100	104,928
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	106,967
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	89,307
MetLife, Inc.,
5.00%, 6/15/15	100	104,360
Prudential Financial, Inc.,
6.63%, 12/01/37	50	52,448
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	105,020

		739,049

Machinery — 0.4%
Caterpillar, Inc.,
5.70%, 8/15/16	250	274,312
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	150	168,683
John Deere Capital Corp.,
7.00%, 3/15/12	150	165,910

		608,905

Media — 1.2%
CBS Corp.,
5.63%, 8/15/12(a)	200	215,742
Comcast Corp.,
6.45%, 3/15/37	100	101,837
COX Communications, Inc.,
5.50%, 10/01/15	100	107,776
News America, Inc.,
6.20%, 12/15/34	100	99,738
TCI Communications, Inc.,
8.75%, 8/01/15	200	242,768
Time Warner Cable, Inc.:
7.50%, 4/01/14	200	230,891
6.55%, 5/01/37	100	102,211
Time Warner, Inc.:
6.88%, 5/01/12	150	164,993
7.70%, 5/01/32	100	115,417
Viacom, Inc.,
6.88%, 4/30/36	100	106,019
The Walt Disney Co.,
6.38%, 3/01/12	100	109,592

		1,596,984

Metals & Mining — 0.5%
Alcoa, Inc.,
5.90%, 2/01/27	150	132,874
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	107,444
Rio Tinto Alcan, Inc.,
4.88%, 9/15/12	150	158,701
Rio Tinto Finance USA Ltd.,
6.50%, 7/15/18(a)	150	168,835
Vale Overseas Ltd.,
6.88%, 11/21/36	100	103,455

		671,309

Multi-Utilities — 0.2%
Duke Energy Ohio, Inc.,
5.70%, 9/15/12	100	108,339
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	102,982

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

San Diego Gas & Electric Co.,
6.13%, 9/15/37	100	107,208

		318,529

Multiline Retail — 0.1%
Target Corp.,
6.50%, 10/15/37	100	108,824
Wal-Mart Stores, Inc.,
5.25%, 9/01/35	100	95,542

		204,366

Office Electronics — 0.1%
Xerox Corp.,
5.63%, 12/15/19(a)	100	102,789

Oil, Gas & Consumable Fuels — 1.7%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	100	113,002
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	101,914
Apache Corp.,
6.00%, 1/15/37	100	105,218
BP Capital Markets Plc,
3.63%, 5/08/14	200	207,467
Burlington Resources Finance Co.,
7.20%, 8/15/31	100	114,595
ConocoPhillips,
4.60%, 1/15/15	200	214,497
Energy Transfer Partners LP,
9.70%, 3/15/19	150	189,864
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	216,477
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	102,430
Marathon Oil Corp.,
6.13%, 3/15/12	150	163,271
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	100,753
Shell International Finance BV:
4.00%, 3/21/14(a)	150	157,849
4.38%, 3/25/20	100	98,565
Suncor Energy, Inc.,
6.50%, 6/15/38	100	104,276
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	112,811
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	51,841
XTO Energy, Inc.,
6.25%, 4/15/13	100	111,654

		2,266,484

Paper & Forest Products — 0.1%
International Paper Co.,
7.95%, 6/15/18	175	204,460

Pharmaceuticals — 0.9%
Abbott Laboratories,
5.60%, 11/30/17	150	165,144
AstraZeneca Plc,
5.90%, 9/15/17	200	223,385
Eli Lilly & Co.,
5.50%, 3/15/27	50	50,710
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	150	165,443
Johnson & Johnson,
5.15%, 8/15/12	125	136,237
Merck & Co., Inc.,
5.95%, 12/01/28	100	103,266
Pharmacia Corp.,
6.50%, 12/01/18(a)	150	170,259
Wyeth,
5.50%, 3/15/13	150	164,184

		1,178,628

Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties LP,
6.25%, 1/15/13	200	216,769
HCP, Inc.,
6.00%, 1/30/17	100	99,606
Simon Property Group LP,
5.63%, 8/15/14	200	212,049

		528,424

Road & Rail — 0.2%
CSX Corp.,
6.15%, 5/01/37	100	100,786
Norfolk Southern Corp.,
7.70%, 5/15/17	150	178,249
Union Pacific Corp.,
6.15%, 5/01/37	50	51,677

		330,712

Software — 0.1%
Oracle Corp.,
5.75%, 4/15/18	150	164,521

Specialty Retail — 0.1%
The Home Depot, Inc.,
5.88%, 12/16/36	100	97,043

Tobacco — 0.1%
Altria Group, Inc.,
9.25%, 8/06/19	100	121,513

Wireless Telecommunication Services — 0.1%
Vodafone Group Plc,
7.88%, 2/15/30	100	119,393

Total Corporate Bonds — 20.1%		27,325,649

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14	200	203,290
Brazilian Government International Bond:
8.00%, 1/15/18	222	259,000
7.13%, 1/20/37	200	227,700
Export Development Canada,
3.75%, 7/15/11	250	259,582
Inter-American Development Bank,
3.00%, 4/22/14	250	257,525
Israel Government International Bond,
4.63%, 6/15/13	100	106,543
Italian Republic,
6.88%, 9/27/23	200	229,371
KFW:
1.88%, 1/14/13	550	552,010

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

3.25%, 3/15/13	250	259,908
4.50%, 7/16/18	250	262,861
Mexico Government International Bond:
8.13%, 12/30/19	250	311,250
6.75%, 9/27/34	100	110,000
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	171,780
Peruvian Government International Bond,
8.38%, 5/03/16	100	121,650
Poland Government International Bond,
6.38%, 7/15/19	100	109,552
Province of British Columbia Canada,
6.50%, 1/15/26	100	114,837
Province of Nova Scotia Canada,
5.75%, 2/27/12(a)	150	161,481
Province of Ontario Canada,
5.00%, 10/18/11(a)	250	265,241
Province of Quebec Canada,
5.00%, 3/01/16	250	270,527

Total Foreign Agency Obligations — 3.1%		4,254,108

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.8%
CS First Boston Mortgage Securities Corp.,
Series 2004-C2 Class A2, 5.42%, 5/15/36	500	524,200
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 Class A4, 5.44%, 3/10/39	700	680,749
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C3 Class A5, 4.88%, 1/15/42	500	502,912
Series 2005-CB11 Class A2, 5.02%, 8/12/37	29	29,338
LB-UBS Commercial Mortgage Trust:
Series 2004-C2 Class A4, 4.37%, 3/15/36	500	503,220
Series 2006-C4 Class AM, 5.90%, 6/15/38(c)	600	541,125
Morgan Stanley Capital I,
Series 2006-HQ8 Class A4, 5.39%, 3/12/44(c)	1,000	1,038,826
		3,820,370

Total Non-Agency Mortgage-Backed Securities — 2.8%		3,820,370

Taxable Municipal Bonds
Massachusetts School Building Authority,
5.72%, 8/15/39	100	99,963
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	192,263
State of California, GO, Unlimited,
5.45%, 4/01/15	200	208,564
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	200	163,964
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	99,286

Total Taxable Municipal Bonds — 0.6%		764,040

U.S. Government Sponsored Agency Securities
Agency Obligations — 7.4%
Fannie Mae:
2.75%, 2/05/14	300	305,599
4.38%, 3/15/13	850	914,883
4.63%, 10/15/13	1,750	1,904,735
5.00%, 3/15/16	400	438,449
5.00%, 6/18/24	250	249,613
Federal Farm Credit Bank,
1.88%, 12/07/12	500	502,468
Federal Home Loan Banks:
1.00%, 12/28/11	500	499,901
1.63%, 7/27/11	1,500	1,516,624
4.88%, 11/18/11	500	531,476
Financing Corp.,
8.60%, 9/26/19	200	264,116
Freddie Mac:
2.35%, 8/27/12	1,000	1,007,490
4.63%, 10/25/12	990	1,067,500
6.25%, 7/15/32	345	399,317
Tennessee Valley Authority,
6.25%, 12/15/17	400	461,547

		10,063,718

Federal Deposit Insurance Corporation Guaranteed — 0.6%
Citigroup Funding, Inc.,
2.25%, 12/10/12(a)	250	254,058
General Electric Capital Corp.,
2.20%, 6/08/12(a)	500	509,280

		763,338

Mortgage-Backed Securities — 35.8%
Fannie Mae Mortgage Backed Securities:
3.27%, 10/01/36(c)	2,082	2,170,041
4.00%, 5/01/24 - 8/01/39(d)	2,433	2,381,184
4.50%, 5/01/24 - 2/01/40	3,422	3,449,332
5.00%, 1/01/19 - 11/01/33	5,949	6,226,243
5.50%, 6/01/25 - 3/01/34	6,782	7,198,000
5.85%, 11/01/36(c)	450	472,267
6.00%, 7/01/37 - 2/01/38	3,406	3,623,543
6.50%, 7/01/32	924	1,020,669
7.00%, 2/01/32	136	152,599
Freddie Mac Mortgage Backed Securities:
4.00%, 5/01/19	453	466,468

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

4.50%, 4/01/18 - 10/01/39	5,632	5,737,263
5.00%, 10/01/18 - 8/01/35	4,333	4,519,012
5.50%, 9/01/22 - 10/01/35	5,107	5,418,474
6.50%, 6/01/31	162	178,582
8.00%, 12/01/24	486	558,327
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39	975	988,662
5.00%, 8/15/38 - 11/15/39	1,797	1,873,181
5.50%, 12/15/32	475	506,691
6.00%, 3/15/35 - 10/15/37	398	429,242
6.50%, 9/15/36	673	726,813
7.50%, 12/15/23	655	739,562

		48,836,155

Total U.S. Government Sponsored Agency Securities — 43.8%		59,663,211

U.S. Treasury Obligations
U.S. Treasury Bonds — 5.8%
U.S. Treasury Bonds:
8.75%, 5/15/17	500	675,781
8.75%, 5/15/20(a)	500	704,687
8.75%, 8/15/20	900	1,272,094
8.13%, 5/15/21	500	684,766
8.00%, 11/15/21	400	545,000
6.25%, 8/15/23(a)	625	751,074
7.63%, 2/15/25	350	475,563
6.13%, 11/15/27	700	838,468
5.38%, 2/15/31(a)	150	165,938
4.50%, 2/15/36(a)	300	293,016
4.38%, 2/15/38	300	285,281
3.50%, 2/15/39(a)	600	485,531
4.25%, 5/15/39	175	162,148
4.38%, 11/15/39	300	283,688
4.63%, 2/15/40	290	285,810

		7,908,845

U.S. Treasury Notes — 22.9%
U.S. Treasury Notes:
1.13%, 6/30/11(a)	1,300	1,309,446
1.00%, 7/31/11	750	753,867
1.00%, 8/31/11(a)	3,500	3,516,131
4.63%, 10/31/11(a)	700	742,492
1.00%, 12/31/11	500	500,996
0.88%, 2/29/12	115	114,754
4.88%, 6/30/12(a)	650	703,777
1.75%, 8/15/12	400	404,906
4.38%, 8/15/12	500	537,266
1.38%, 9/15/12	1,000	1,002,188
1.38%, 11/15/12	500	499,883
1.13%, 12/15/12	500	495,664
1.38%, 1/15/13	1,500	1,495,195
3.38%, 6/30/13	3,870	4,072,269
3.38%, 7/31/13(a)	400	420,938
1.75%, 1/31/14	700	692,070
4.75%, 5/15/14	175	193,211
2.63%, 7/31/14	450	456,152
2.38%, 8/31/14	1,250	1,252,930
2.38%, 9/30/14	1,450	1,450,452
4.25%, 11/15/14	900	975,305
4.00%, 2/15/15	400	428,250
4.25%, 8/15/15(a)	1,150	1,241,641
4.50%, 2/15/16(a)	500	544,649
5.13%, 5/15/16(a)	250	280,586
4.88%, 8/15/16(a)	1,000	1,108,203
4.63%, 11/15/16	250	272,735
2.75%, 11/30/16	750	729,317
4.63%, 2/15/17	150	163,441
4.50%, 5/15/17	1,625	1,754,493
4.75%, 8/15/17	375	410,186
4.25%, 11/15/17(a)	275	290,898
3.88%, 5/15/18	500	512,617
4.00%, 8/15/18	500	515,039
2.75%, 2/15/19	750	696,152
3.63%, 8/15/19	250	246,953
3.38%, 11/15/19	500	482,461

		31,267,513

Schedules of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Total U.S. Treasury Obligations — 28.7%		39,176,358

Total Long-Term Investments (Cost — $ 130,766,818) — 99.3%		135,287,369

	Shares
Short-Term Securities
Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18% (b)(e)(f)	12,598,270	12,598,270
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16% (b)(e)(f)	2,131,476	2,131,476

Total Short-Term Securities (Cost — $ 14,729,746) — 10.8%		14,729,746

Total Investments (Cost — $ 145,496,564*) — 110.1%		150,017,115
Liabilities in Excess of Other Assets — (10.1)%		(13,736,038)

Net Assets — 100.0%		$136,281,077

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$145,733,010

Gross unrealized appreciation	$4,878,718
Gross unrealized depreciation	(594,613)

Net unrealized appreciation	$4,284,105

(a)	All or a portion of this security is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase Cost	Sale Cost		Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional	—	$24,592,165	[1]	—	$13,178
BlackRock Cash Funds: Prime	—	$2,179,133	[1]	—	$2,191
PNC Funding Corp., 5.63%, 2/01/17	$148,539	—		—	$2,109

[1]	Represents net activity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	All or a portion of this security is valued in accordance with the Master Portfolio’s fair valuation policy.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Represents the seven-day yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector or industry classifications refer to any one or more of the sector classifications or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector classifications or industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

GO General Obligations

RB Revenue Bond

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

Schedules of Investments (concluded)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$185,621		$185,621
Capital Trusts	—	98,012		98,012
Corporate Bonds	—	27,325,649		27,325,649
Foreign Agency Obligations	—	4,254,108		4,254,108
Non-Agency Mortgage-Backed Securities	—	3,820,370		3,820,370
Taxable Municipal Bonds	—	764,040		764,040
U.S. Government Sponsored Agency Securities	—	57,755,907	$1,907,304	59,663,211
U.S. Treasury Obligations	—	39,176,358		39,176,358
Short-Term Securities:
Money Market Funds	$14,729,746		—	14,729,746

Total	$14,729,746	$133,380,065	$1,907,304	$150,017,115

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Assets/Liabilities:	U.S. Government Sponsored Agency Securities	Total
Balance, as of December 31, 2009	$1,075,042	$1,075,042
Accrued discounts/premiums	—	—
Net realized gain (loss)	(3,942)	(3,942)
Net change in unrealized appreciation/depreciation[1]	9,752	9,752
Purchases	—	—
Sales	(73,450)	(73,450)
Transfers in2	1,907,304	1,907,304
Transfers out[2]	(1,007,402)	(1,007,402)

Balance, as of March 31, 2010	$1,907,304	$1,907,304

[1]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $0.

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

Schedules of Investments March 31, 2010 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 10.9%
Auto Components — 0.2%
The Goodyear Tire & Rubber Co.(a)	48,605	$614,367
Johnson Controls, Inc.(b)	135,471	4,469,188

		5,083,555

Automobiles — 0.5%
Ford Motor Co.(a)	679,797	8,545,048
Harley-Davidson, Inc.(b)	47,092	1,321,873

		9,866,921

Distributors — 0.1%
Genuine Parts Co.(b)	32,247	1,362,113

Diversified Consumer Services — 0.2%
Apollo Group, Inc. Class A(a)	25,934	1,589,495
DeVry, Inc.(b)	12,640	824,128
H&R Block, Inc.	67,406	1,199,827

		3,613,450

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	87,868	3,416,308
Darden Restaurants, Inc.(b)	28,429	1,266,227
International Game Technology(b)	59,686	1,101,207
Marriott International, Inc. Class A(b)	51,197	1,613,729
McDonald’s Corp.	217,414	14,505,862
Starbucks Corp.(a)(b)	150,448	3,651,373
Starwood Hotels & Resorts Worldwide, Inc.(b)	37,947	1,769,848
Wyndham Worldwide Corp.(b)	35,864	922,781
Wynn Resorts, Ltd.	13,971	1,059,421
Yum! Brands, Inc.(b)	94,775	3,632,726

		32,939,482

Household Durables — 0.4%
D.R. Horton, Inc.	55,394	697,964
Fortune Brands, Inc.(b)	30,572	1,483,048
Harman International Industries, Inc.(a)(b)	13,923	651,318
Leggett & Platt, Inc.(b)	30,358	656,947
Lennar Corp. Class A	32,497	559,273
Newell Rubbermaid, Inc.(b)	55,733	847,142
Pulte Homes, Inc.(a)	63,550	714,937
Stanley Black & Decker, Inc.	32,268	1,852,506
Whirlpool Corp.	15,039	1,312,153

		8,775,288

Internet & Catalog Retail — 0.6%
Amazon.com, Inc.(a)	69,082	9,376,500
Expedia, Inc.(b)	42,439	1,059,277
priceline.com, Inc.(a)	9,181	2,341,155

		12,776,932

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(a)(b)	53,284	308,514
Hasbro, Inc.	24,999	956,962
Mattel, Inc.(b)	73,182	1,664,159

		2,929,635

Media — 2.9%
CBS Corp. Class B(b)	136,762	1,906,462
Comcast Corp. Class A(b)	573,512	10,793,496
DIRECTV Class A(a)	189,089	6,393,099
Discovery Communications, Inc.(a)(b)	57,220	1,933,464
Gannett Co., Inc.	48,072	794,150
Interpublic Group of Cos., Inc.(a)(b)	99,201	825,352
The McGraw-Hill Cos., Inc.	63,585	2,266,805
Meredith Corp.	7,235	248,956
The New York Times Co. Class A(a)	24,016	267,298
News Corp. Class A(b)	455,652	6,565,945
Omnicom Group, Inc.(b)	62,915	2,441,731
Scripps Networks Interactive, Inc. Class A(b)	17,944	795,817

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Time Warner Cable, Inc.(b)	71,342	3,803,242
Time Warner, Inc.	232,551	7,271,870
Viacom, Inc. Class B(a)(b)	122,834	4,223,033
The Walt Disney Co.(b)	391,508	13,667,544
The Washington Post Co. Class B	1,252	556,114

		64,754,378

Multiline Retail — 1.9%
Big Lots, Inc.(a)	16,913	615,972
Family Dollar Stores, Inc.(b)	28,170	1,031,304
J.C. Penney Co., Inc.(b)	47,931	1,541,940
Kohl’s Corp.(a)	61,809	3,385,897
Macy’s, Inc.(b)	84,900	1,848,273
Nordstrom, Inc.	33,577	1,371,620
Sears Holdings Corp.(a)	9,879	1,071,180
Target Corp.(b)	152,083	7,999,566
Wal-Mart Stores, Inc.	431,047	23,966,213

		42,831,965

Specialty Retail — 2.0%
Abercrombie & Fitch Co. Class A	17,986	820,881
AutoNation, Inc.(a)	18,691	337,933
AutoZone, Inc.(a)(b)	6,045	1,046,329
Bed Bath & Beyond, Inc.(a)(b)	53,101	2,323,700
Best Buy Co., Inc.	69,076	2,938,493
GameStop Corp. Class A(a)(b)	33,806	740,690
The Gap, Inc.	96,430	2,228,497
The Home Depot, Inc.	343,649	11,117,045
Limited Brands, Inc.(b)	54,351	1,338,122
Lowe’s Cos., Inc.	297,601	7,213,848
O’Reilly Automotive, Inc.(a)(b)	27,733	1,156,744
Office Depot, Inc.(a)(b)	56,343	449,617
RadioShack Corp.	25,018	566,157
Ross Stores, Inc.(b)	24,939	1,333,488
The Sherwin-Williams Co.(b)	18,711	1,266,361
Staples, Inc.(b)	146,968	3,437,582
The TJX Cos., Inc.(b)	84,950	3,612,074
Tiffany & Co.	25,327	1,202,779
Urban Outfitters, Inc.(a)	26,177	995,511

		44,125,851

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(b)	63,666	2,516,080
NIKE, Inc. Class B	78,843	5,794,961
Polo Ralph Lauren Corp.	11,591	985,699
VF Corp.(b)	17,969	1,440,215

		10,736,955

Total Consumer Discretionary		239,796,525

Consumer Staples — 9.8%
Beverages — 2.5%
Brown-Forman Corp. Class B(b)	22,094	1,313,488
The Coca-Cola Co.	465,673	25,612,015
Coca-Cola Enterprises, Inc.	64,362	1,780,253
Constellation Brands, Inc.(a)	40,667	668,565
Dr Pepper Snapple Group, Inc.	51,155	1,799,121
Molson Coors Brewing Co. Class B	31,860	1,340,032
PepsiCo, Inc.(b)	329,941	21,828,897

		54,342,371

Food & Staples Retailing — 1.5%
CVS Caremark Corp.(b)	281,046	10,275,042
Costco Wholesale Corp.	88,626	5,291,858
The Kroger Co.	131,608	2,850,629
SUPERVALU, Inc.(b)	43,040	717,907
Safeway, Inc.	78,839	1,959,938
Sysco Corp.(b)	119,857	3,535,782
Walgreen Co.(b)	199,192	7,388,031
Whole Foods Market, Inc.(a)	34,424	1,244,428

		33,263,615

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Food Products — 1.6%
Archer Daniels Midland Co.	130,127	3,760,670
Campbell Soup Co.(b)	38,321	1,354,647
ConAgra Foods, Inc.(b)	89,353	2,240,080
Dean Foods Co.(a)(b)	36,292	569,421
General Mills, Inc.	66,468	4,705,270
H.J. Heinz Co.	63,738	2,907,090
The Hershey Co.(b)	33,465	1,432,637
Hormel Foods Corp.(b)	14,191	596,164
The J.M. Smucker Co.	23,938	1,442,504
Kellogg Co.(b)	51,553	2,754,477
Kraft Foods, Inc. Class A	350,578	10,601,479
McCormick & Co., Inc.(b)	26,655	1,022,486
Sara Lee Corp.(b)	140,421	1,956,064
Tyson Foods, Inc. Class A(b)	61,941	1,186,170

		36,529,159

Household Products — 2.4%
Colgate-Palmolive Co.(b)	99,809	8,509,715
The Clorox Co.	28,426	1,823,244
Kimberly-Clark Corp.	84,098	5,288,082
The Procter & Gamble Co.	586,712	37,121,268

		52,742,309

Personal Products — 0.3%
Avon Products, Inc.(b)	86,546	2,931,313
The Estee Lauder Cos., Inc. Class A	24,028	1,558,696
Mead Johnson Nutrition Co.	41,182	2,142,700

		6,632,709

Tobacco — 1.5%
Altria Group, Inc.(b)	419,869	8,615,712
Lorillard, Inc.	31,370	2,360,279
Philip Morris International, Inc.	380,019	19,821,791
Reynolds American, Inc.(b)	34,302	1,851,622

		32,649,404

Total Consumer Staples		216,159,567

Energy — 10.5%
Energy Equipment & Services — 1.7%
BJ Services Co.	59,107	1,264,890
Baker Hughes, Inc.(b)	62,874	2,945,018
Cameron International Corp.(a)	49,232	2,110,084
Diamond Offshore Drilling, Inc.(b)	14,037	1,246,626
FMC Technologies, Inc.(a)(b)	24,763	1,600,433
Halliburton Co.	182,600	5,501,738
Helmerich & Payne, Inc.	21,307	811,371
Nabors Industries Ltd.(a)	57,259	1,123,994
National Oilwell Varco, Inc.	84,645	3,434,894
Rowan Cos., Inc.(a)(b)	23,256	676,982
Schlumberger Ltd.	241,775	15,343,041
Smith International, Inc.	50,034	2,142,456

		38,201,527

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	99,492	7,246,002
Apache Corp.	68,039	6,905,959
Cabot Oil & Gas Corp.(b)	20,805	765,624
Chesapeake Energy Corp.	131,403	3,106,367
Chevron Corp.	405,646	30,760,136
ConocoPhillips	300,172	15,359,801
CONSOL Energy, Inc.	36,462	1,555,469
Denbury Resources, Inc.(a)(b)	79,884	1,347,643
Devon Energy Corp.	90,142	5,807,849
EOG Resources, Inc.(b)	51,103	4,749,513
El Paso Corp.	141,094	1,529,459
Exxon Mobil Corp.	953,586	63,871,190
Hess Corp.	58,719	3,672,873
Marathon Oil Corp.(b)	143,207	4,531,070
Massey Energy Co.	19,194	1,003,654
Murphy Oil Corp.	38,677	2,173,261
Noble Energy, Inc.	35,151	2,566,023

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Occidental Petroleum Corp.(b)	164,073	13,870,731
Peabody Energy Corp.	54,337	2,483,201
Pioneer Natural Resources Co.(b)	23,223	1,307,919
Range Resources Corp.(b)	32,021	1,500,824
Southwestern Energy Co.(a)	69,753	2,840,342
Spectra Energy Corp.(b)	131,122	2,954,179
Sunoco, Inc.	23,728	704,959
Tesoro Corp.(b)	28,979	402,808
Valero Energy Corp.(b)	114,054	2,246,864
The Williams Cos., Inc.	118,051	2,726,978
XTO Energy, Inc.	117,681	5,552,190

		193,542,888

Total Energy		231,744,415

Financials — 16.0%
Capital Markets — 2.6%
Ameriprise Financial, Inc.	51,465	2,334,452
The Bank of New York Mellon Corp.(b)	243,747	7,526,907
The Charles Schwab Corp.(b)	197,105	3,683,893
E*TRADE Financial Corp.(a)	317,907	524,547
Federated Investors, Inc. Class B(b)	18,116	477,900
Franklin Resources, Inc.	30,032	3,330,549
The Goldman Sachs Group, Inc.	106,243	18,128,243
Invesco Ltd.	86,311	1,891,074
Janus Capital Group, Inc.(b)	36,685	524,229
Legg Mason, Inc.	32,929	944,075
Morgan Stanley	282,146	8,264,056
Northern Trust Corp.	48,967	2,705,916
State Street Corp.	100,209	4,523,434
T Rowe Price Group, Inc.	52,195	2,867,071

		57,726,346

Commercial Banks — 3.0%
BB&T Corp.	139,348	4,513,482
Comerica, Inc.(b)	35,146	1,336,954
Fifth Third Bancorp	161,158	2,190,137
First Horizon National Corp.(a)(b)	45,053	632,992
Huntington Bancshares, Inc.	145,740	782,624
KeyCorp	178,242	1,381,376
M&T Bank Corp.(b)	16,746	1,329,297
Marshall & Ilsley Corp.	105,640	850,402
PNC Financial Services Group, Inc.(c)	104,439	6,235,008
Regions Financial Corp.	241,386	1,894,880
SunTrust Banks, Inc.	101,133	2,709,353
U.S. Bancorp	386,715	10,008,184
Wells Fargo & Co.	1,046,055	32,553,232
Zions BanCorp.	30,114	657,087

		67,075,008

Consumer Finance — 0.8%
American Express Co.	241,533	9,965,652
Capital One Financial Corp.	91,797	3,801,314
Discover Financial Services(b)	109,387	1,629,866
SLM Corp.(a)	97,448	1,220,049

		16,616,881

Diversified Financial Services — 4.5%
Bank of America Corp.	2,025,622	36,157,353
CME Group, Inc.	13,460	4,254,840
Citigroup, Inc.(a)	3,966,653	16,064,945
IntercontinentalExchange, Inc.(a)(b)	14,838	1,664,527
JPMorgan Chase & Co.	802,215	35,899,121
Leucadia National Corp.(a)(b)	38,525	955,805
Moody’s Corp.(b)	39,532	1,176,077
The NASDAQ OMX Group, Inc.(a)	29,596	625,067
NYSE Euronext(b)	52,506	1,554,703

		98,352,438

Insurance — 3.8%
Aon Corp.(b)	54,084	2,309,928
Aflac, Inc.(b)	94,768	5,144,955

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

The Allstate Corp.	108,168	3,494,908
American International Group, Inc.(a)(b)	27,346	933,592
Assurant, Inc.	23,345	802,601
Berkshire Hathaway, Inc. Class B(a)(b)	334,166	27,157,671
Chubb Corp.(b)	66,517	3,448,906
Cincinnati Financial Corp.(b)	32,753	946,562
Genworth Financial, Inc. Class A(a)	98,401	1,804,674
Hartford Financial Services Group, Inc.	89,580	2,545,864
Lincoln National Corp.	61,225	1,879,607
Loews Corp.	71,877	2,679,575
Marsh & McLennan Cos., Inc.	107,231	2,618,581
MetLife, Inc.	165,610	7,177,537
Principal Financial Group, Inc.(b)	64,851	1,894,298
The Progressive Corp.	135,129	2,579,613
Prudential Financial, Inc.	93,803	5,675,081
Torchmark Corp.	16,618	889,229
The Travelers Cos., Inc.(b)	103,870	5,602,748
Unum Group	67,469	1,671,207
XL Capital Ltd. Class A	68,778	1,299,904

		82,557,041

Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment & Management Co.	24,068	443,092
AvalonBay Communities, Inc.	16,401	1,416,226
Boston Properties, Inc.	27,987	2,111,339
Equity Residential	56,776	2,222,781
HCP, Inc.(b)	59,581	1,966,173
Health Care REIT, Inc.	24,848	1,123,875
Host Hotels & Resorts, Inc.(b)	131,469	1,926,021
Kimco Realty Corp.	81,521	1,274,989
Plum Creek Timber Co., Inc.(b)	32,756	1,274,536
ProLogis	95,351	1,258,633
Public Storage	27,489	2,528,713
Simon Property Group, Inc.	58,493	4,907,563
Ventas, Inc.(b)	31,855	1,512,475
Vornado Realty Trust(b)	31,820	2,408,774

		26,375,190

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. Class A(a)	54,190	858,912

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	95,265	1,348,952
People’s United Financial, Inc.	75,648	1,183,135

		2,532,087

Total Financials		352,093,903

Health Care — 11.8%
Biotechnology — 1.5%
Amgen, Inc.(a)(b)	197,913	11,827,281
Biogen Idec, Inc.(a)	54,479	3,124,915
Celgene Corp.(a)(b)	92,955	5,759,492
Cephalon, Inc.(a)(b)	15,137	1,025,986
Genzyme Corp.(a)	53,824	2,789,698
Gilead Sciences, Inc.(a)(b)	182,311	8,291,504

		32,818,876

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	121,849	7,091,612
Becton Dickinson & Co.	47,703	3,755,657
Boston Scientific Corp.(a)(b)	306,299	2,211,479
C.R. Bard, Inc.(b)	19,416	1,681,814
CareFusion Corp.(a)	35,572	940,168
DENTSPLY International, Inc.(b)	29,956	1,043,967
Hospira, Inc.(a)	32,998	1,869,337
Intuitive Surgical, Inc.(a)	7,846	2,731,428
Medtronic, Inc.	223,266	10,053,668
St. Jude Medical, Inc.(a)(b)	65,925	2,706,221
Stryker Corp.	57,254	3,276,074
Varian Medical Systems, Inc.(a)(b)	24,916	1,378,602
Zimmer Holdings, Inc.(a)(b)	43,112	2,552,230

		41,292,257

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Health Care Providers & Services — 2.1%
Aetna, Inc.(b)	87,297	3,064,998
AmerisourceBergen Corp.(b)	57,316	1,657,579
CIGNA Corp.	55,622	2,034,653
Cardinal Health, Inc.	73,226	2,638,333
Coventry Health Care, Inc.(a)(b)	30,271	748,299
DaVita, Inc.(a)	20,804	1,318,973
Express Scripts, Inc.(a)	55,633	5,661,214
Humana, Inc.(a)	34,253	1,602,013
Laboratory Corp. of America Holdings(a)(b)	21,252	1,608,989
McKesson Corp.	54,306	3,568,990
Medco Health Solutions, Inc.(a)	93,844	6,058,568
Patterson Cos., Inc.(b)	18,873	586,006
Quest Diagnostics, Inc.(b)	30,493	1,777,437
Tenet Healthcare Corp.(a)	89,297	510,779
UnitedHealth Group, Inc.(a)	234,013	7,645,205
WellPoint, Inc.(a)	89,784	5,780,294

		46,262,330

Life Sciences Tools & Services — 0.4%
Life Technologies Corp.(a)	36,406	1,902,942
Millipore Corp.(a)(b)	11,259	1,188,950
PerkinElmer, Inc.	23,493	561,483
Thermo Fisher Scientific, Inc.(a)	82,714	4,254,808
Waters Corp.(a)(b)	19,024	1,284,881

		9,193,064

Pharmaceuticals — 5.9%
Abbott Laboratories	313,447	16,512,388
Allergan, Inc.	62,224	4,064,472
Bristol-Myers Squibb Co.	346,235	9,244,475
Eli Lilly & Co.(b)	204,770	7,416,769
Forest Laboratories, Inc.(a)(b)	60,874	1,909,009
Johnson & Johnson	555,880	36,243,376
King Pharmaceuticals, Inc.(a)	50,653	595,679
Merck & Co., Inc.	628,982	23,492,478
Mylan, Inc.(a)(b)	61,932	1,406,476
Pfizer, Inc.	1,630,290	27,959,473
Watson Pharmaceuticals, Inc.(a)(b)	21,716	907,077

		129,751,672

Total Health Care		259,318,199

Industrials — 10.2%
Aerospace & Defense — 2.9%
The Boeing Co.(b)	152,786	11,093,791
General Dynamics Corp.	78,006	6,022,063
Goodrich Corp.	25,169	1,774,918
Honeywell International, Inc.(b)	154,261	6,983,395
ITT Corp.(b)	36,867	1,976,440
L-3 Communications Holdings, Inc.	23,430	2,146,891
Lockheed Martin Corp.(b)	63,784	5,308,105
Northrop Grumman Corp.(b)	61,271	4,017,539
Precision Castparts Corp.(b)	28,566	3,619,598
Raytheon Co.	76,700	4,381,104
Rockwell Collins, Inc.(b)	31,652	1,981,099
United Technologies Corp.(b)	189,223	13,928,705

		63,233,648

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(b)	33,785	1,886,892
Expeditors International of Washington, Inc.(b)	43,037	1,588,926
FedEx Corp.(b)	63,274	5,909,792
United Parcel Service, Inc. Class B(b)	200,637	12,923,029

		22,308,639

Airlines — 0.1%
Southwest Airlines Co.(b)	150,333	1,987,402

Building Products — 0.1%
Masco Corp.	72,068	1,118,496

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.(b)	22,865	832,515
Cintas Corp.(b)	26,331	739,638
Iron Mountain, Inc.	36,926	1,011,772
Pitney Bowes, Inc.(b)	42,240	1,032,768
R.R. Donnelley & Sons Co.	41,233	880,325
Republic Services, Inc.	65,120	1,889,782
Stericycle, Inc.(a)(b)	17,183	936,474
Waste Management, Inc.(b)	98,180	3,380,337

		10,703,611

Construction & Engineering — 0.2%
Fluor Corp.	36,274	1,687,104
Jacobs Engineering Group, Inc.(a)(b)	25,372	1,146,560
Quanta Services, Inc.(a)(b)	42,117	806,962

		3,640,626

Electrical Equipment — 0.5%
Emerson Electric Co.(b)	152,124	7,657,922
First Solar, Inc.(a)(b)	9,839	1,206,754
Rockwell Automation, Inc.(b)	28,734	1,619,448
Roper Industries, Inc.(b)	18,817	1,088,375

		11,572,499

Industrial Conglomerates — 2.4%
3M Co.	143,662	12,005,833
General Electric Co.	2,154,444	39,210,881
Textron, Inc.(b)	54,796	1,163,319

		52,380,033

Machinery — 1.6%
Caterpillar, Inc.(b)	126,026	7,920,734
Cummins, Inc.(b)	40,565	2,513,002
Danaher Corp.(b)	52,838	4,222,285
Deere & Co.(b)	85,653	5,092,927
Dover Corp.(b)	37,782	1,766,309
Eaton Corp.(b)	33,512	2,539,204
Flowserve Corp.	11,217	1,236,899
Illinois Tool Works, Inc.(b)	78,159	3,701,610
PACCAR, Inc.(b)	73,407	3,181,459
Pall Corp.	23,852	965,767
Parker Hannifin Corp.	32,382	2,096,411
Snap-on, Inc.	11,836	512,972

		35,749,579

Professional Services — 0.1%
Dun & Bradstreet Corp.(b)	10,410	774,712
Equifax, Inc.(b)	25,348	907,459
Monster Worldwide, Inc.(a)(b)	25,836	429,136
Robert Half International, Inc.(b)	30,282	921,481

		3,032,788

Road & Rail — 0.7%
CSX Corp.(b)	78,927	4,017,384
Norfolk Southern Corp.(b)	74,613	4,170,121
Ryder System, Inc.	10,998	426,283
Union Pacific Corp.	102,124	7,485,689

		16,099,477

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	26,670	1,279,893
W.W. Grainger, Inc.(b)	12,508	1,352,365

		2,632,258

Total Industrials		224,459,056

Information Technology — 18.2%
Communications Equipment — 2.4%
Cisco Systems, Inc.(a)	1,156,606	30,106,454
Harris Corp.(b)	26,328	1,250,317
JDS Uniphase Corp.(a)(b)	44,612	558,988
Juniper Networks, Inc.(a)(b)	106,277	3,260,578
Motorola, Inc.(a)	467,653	3,282,924
QUALCOMM, Inc.	339,244	14,244,856
Tellabs, Inc.	76,840	581,679

		53,285,796

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Computers & Peripherals — 5.6%
Apple, Inc.(a)	183,102	43,016,153
Dell, Inc.(a)	348,287	5,227,788
EMC Corp.(a)(b)	414,227	7,472,655
Hewlett-Packard Co.(b)	475,565	25,276,280
International Business Machines Corp.(b)	262,399	33,652,672
Lexmark International, Inc. Class A(a)(b)	15,605	563,028
NetApp, Inc.(a)	69,418	2,260,250
QLogic Corp.(a)(b)	23,399	475,000
SanDisk Corp.(a)(b)	46,009	1,593,292
Teradata Corp.(a)	33,949	980,786
Western Digital Corp.(a)	46,021	1,794,359

		122,312,263

Electronic Equipment, Instruments & Components — 0 .6%
Agilent Technologies, Inc.(a)	70,266	2,416,448
Amphenol Corp. Class A	34,849	1,470,279
Corning, Inc.	314,499	6,356,025
FLIR Systems, Inc.(a)	30,683	865,261
Jabil Circuit, Inc.(b)	39,243	635,344
Molex, Inc.(b)	27,761	579,094

		12,322,451

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	34,970	1,098,408
eBay, Inc.(a)(b)	228,009	6,144,843
Google, Inc. Class A(a)	48,794	27,666,686
VeriSign, Inc.(a)	37,352	971,525
Yahoo!, Inc.(a)(b)	240,848	3,981,217

		39,862,679

IT Services — 1.4%
Automatic Data Processing, Inc.(b)	101,987	4,535,362
Cognizant Technology Solutions Corp. Class A(a)(b)	59,976	3,057,577
Computer Sciences Corp.(a)	31,043	1,691,533
Fidelity National Information Services, Inc.	66,377	1,555,877
Fiserv, Inc.(a)(b)	30,920	1,569,499
MasterCard, Inc. Class A	19,467	4,944,618
Paychex, Inc.(b)	65,259	2,003,451
SAIC, Inc.(a)(b)	61,253	1,084,178
Total System Services, Inc.(b)	39,638	620,731
Visa, Inc. Class A(b)	90,238	8,214,365
The Western Union Co.(b)	138,369	2,346,738

		31,623,929

Office Electronics — 0.1%
Xerox Corp.	273,683	2,668,409

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(a)	114,752	1,063,751
Altera Corp.(b)	59,822	1,454,273
Analog Devices, Inc.	59,921	1,726,923
Applied Materials, Inc.	270,769	3,649,966
Broadcom Corp. Class A	87,311	2,896,979
Intel Corp.	1,115,941	24,840,847
KLA-Tencor Corp.(b)	34,633	1,070,853
LSI Corp.(a)	133,993	820,037
Linear Technology Corp.(b)	45,408	1,284,138
MEMC Electronic Materials, Inc.(a)(b)	45,504	697,576
Microchip Technology, Inc.(b)	36,996	1,041,807
Micron Technology, Inc.(a)	172,449	1,791,745
NVIDIA Corp.(a)	111,702	1,941,381
National Semiconductor Corp.	47,635	688,326
Novellus Systems, Inc.(a)(b)	19,704	492,600
Teradyne, Inc.(a)(b)	35,964	401,718
Texas Instruments, Inc.(b)	251,127	6,145,078
Xilinx, Inc.(b)	55,940	1,426,470

		53,434,468

Software — 3.9%
Adobe Systems, Inc.(a)	105,677	3,737,795
Autodesk, Inc.(a)	46,621	1,371,590

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

BMC Software, Inc.(a)(b)	37,049	1,407,862
CA, Inc.	79,559	1,867,250
Citrix Systems, Inc.(a)(b)	37,151	1,763,558
Compuware Corp.(a)(b)	45,978	386,215
Electronic Arts, Inc.(a)(b)	66,073	1,232,922
Intuit, Inc.(a)(b)	63,631	2,185,089
McAfee, Inc.(a)	31,920	1,280,950
Microsoft Corp.(b)	1,541,219	45,111,480
Novell, Inc.(a)(b)	71,638	429,112
Oracle Corp.	789,694	20,287,239
Red Hat, Inc.(a)	37,914	1,109,743
Salesforce.com, Inc.(a)(b)	22,290	1,659,490
Symantec Corp.(a)	163,295	2,762,951

		86,593,246

Total Information Technology		402,103,241

Materials — 3.4%
Chemicals — 1.8%
Air Products & Chemicals, Inc.	42,946	3,175,857
Airgas, Inc.	16,738	1,064,871
CF Industries Holdings, Inc.	9,918	904,323
The Dow Chemical Co.(b)	232,105	6,863,345
EI du Pont de Nemours & Co.(b)	182,753	6,805,722
Eastman Chemical Co.(b)	14,579	928,391
Ecolab, Inc.	47,900	2,105,205
FMC Corp.(b)	14,707	890,362
International Flavors & Fragrances, Inc.(b)	16,142	769,489
Monsanto Co.	110,282	7,876,340
PPG Industries, Inc.	33,619	2,198,683
Praxair, Inc.	61,961	5,142,763
Sigma-Aldrich Corp.(b)	24,499	1,314,616

		40,039,967

Construction Materials — 0.1%
Vulcan Materials Co.(b)	25,402	1,199,990

Containers & Packaging — 0.2%
Ball Corp.	19,117	1,020,465
Bemis Co., Inc.	21,885	628,537
Owens-Illinois, Inc.(a)(b)	33,877	1,203,989
Pactiv Corp.(a)(b)	27,082	681,925
Sealed Air Corp.(b)	32,383	682,634

		4,217,550

Metals & Mining — 1.1%
AK Steel Holding Corp.	21,927	501,251
Alcoa, Inc.(b)	205,629	2,928,157
Allegheny Technologies, Inc.(b)	19,986	1,079,044
Cliffs Natural Resources, Inc.(b)	27,217	1,931,046
Freeport-McMoRan Copper & Gold, Inc.(b)	86,879	7,257,872
Newmont Mining Corp.	99,263	5,055,465
Nucor Corp.(b)	63,727	2,891,931
Titanium Metals Corp.(a)	17,538	290,955
United States Steel Corp.(b)	29,088	1,847,670

		23,783,391

Paper & Forest Products — 0.2%
International Paper Co.	87,241	2,147,001
MeadWestvaco Corp.(b)	34,856	890,571
Weyerhaeuser Co.(b)	42,636	1,930,132

		4,967,704

Total Materials		74,208,602

Telecommunication Services — 2.7%
Diversified Telecommunication Services — 2.4%
AT&T, Inc.(b)	1,192,242	30,807,533
CenturyTel, Inc.	60,486	2,144,834
Frontier Communications Corp.(b)	63,960	475,862
Qwest Communications International, Inc.	299,089	1,561,245
Verizon Communications, Inc.(b)	572,947	17,772,816
Windstream Corp.(b)	91,737	999,016

		53,761,306

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Wireless Telecommunication Services — 0.3%
American Tower Corp. Class A(a)	81,183	3,459,208
MetroPCS Communications, Inc.(a)(b)	51,907	367,501
Sprint Nextel Corp.(a)	599,609	2,278,514

		6,105,223

Total Telecommunication Services		59,866,529

Utilities — 3.3%
Electric Utilities — 1.7%
Allegheny Energy, Inc.	34,178	786,094
American Electric Power Co., Inc.	96,796	3,308,487
Duke Energy Corp.(b)	264,194	4,311,646
Edison International	65,624	2,242,372
Entergy Corp.	38,295	3,115,298
Exelon Corp.(b)	133,458	5,846,795
FPL Group, Inc.	83,645	4,042,563
FirstEnergy Corp.	61,805	2,415,958
Northeast Utilities	35,718	987,246
PPL Corp.(b)	76,359	2,115,908
Pepco Holdings, Inc.(b)	44,898	770,001
Pinnacle West Capital Corp.(b)	20,328	766,975
Progress Energy, Inc.(b)	57,328	2,256,430
Southern Co.(b)	165,495	5,487,814

		38,453,587

Gas Utilities — 0.2%
EQT Corp.	29,038	1,190,558
Nicor, Inc.	9,098	381,388
Oneok, Inc.	21,306	972,619
Questar Corp.	35,495	1,533,384

		4,077,949

Independent Power Producers & Energy Traders — 0.2%
The AES Corp.(a)	134,486	1,479,346
Constellation Energy Group, Inc.	40,489	1,421,569
NRG Energy, Inc.(a)	25,716	537,464

		3,438,379

Multi-Utilities — 1.2%
Ameren Corp.	47,612	1,241,721
CMS Energy Corp.(b)	46,731	722,461
Centerpoint Energy, Inc.(b)	78,893	1,132,903
Consolidated Edison, Inc.(b)	56,684	2,524,705
DTE Energy Co.(b)	33,526	1,495,260
Dominion Resources, Inc.(b)	121,044	4,976,119
Integrys Energy Group, Inc.(b)	15,325	726,099
NiSource, Inc.(b)	55,518	877,184
PG&E Corp.(b)	74,852	3,175,222
Public Service Enterprise Group, Inc.	102,375	3,022,110
SCANA Corp.(b)	22,356	840,362
Sempra Energy	49,926	2,491,307
TECO Energy, Inc.	43,695	694,314
Wisconsin Energy Corp.(b)	23,491	1,160,690
Xcel Energy, Inc.(b)	91,939	1,949,107

		27,029,564

Total Utilities		72,999,479

Total Long-Term Investments (Cost — $2,050,912,391) — 96.8%		2,132,749,516

Short-Term Securities
Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18% (c)(d)(e)	343,925,790	343,925,790
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16% (c)(d)(e)	51,087,689	51,087,689

		395,013,479

	Par (000)	Value
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bill, 0.14%, 6/24/10 (f)(g)	$7,250	$7,247,716

Total Short-Term Securities (Cost — $402,260,925) — 18.2%		402,261,195

Total Investments (Cost — $2,453,173,316*) — 115.0%		2,535,010,711
Liabilities in Excess of Other Assets — (15.0)%		(331,240,241)

Net Assets — 100.0%		$2,203,770,470

Schedules of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,507,228,490

Gross unrealized appreciation	$439,748,357
Gross unrealized depreciation	(411,966,136)

Net unrealized appreciation	$27,782,221

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase Cost	Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$1,480,111,811	—	—	$166,025
BlackRock Cash Funds: Prime	$246,678,781	—	—	$24,472
PNC Financial Services Group, Inc.	$590,909	—	—	$9,343

(d)	Represents the seven-day yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector or industry classifications refer to any one or more of the sector classifications or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector classifications or industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
1,211	S&P 500 Index	Chicago	June 2010	$70,552,860	$1,257,251

•	The total notional amounts of open financial futures contracts as of March 31, 2010 was $70,552,860.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Investment Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Schedules of Investments (concluded)	S&P 500 Stock Master Portfolio

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,132,749,516	—	—	$2,132,749,516
Short-Term Securities:
Money Market Funds	395,013,479	—	—	395,013,479
U.S. Government Obligations	—	$7,247,716	—	7,247,716

Total	$2,527,762,995	$7,247,716	—	$2,535,010,711

	Derivative Financial Instruments[2]			Total
Valuation Inputs	Level 1	Level 2	Level 3
Assets:
Equity contracts	$1,257,251	—	—	$1,257,251

Total	$1,257,251	—	—	$1,257,251

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments March 31, 2010 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 71.4%
Active Stock Master Portfolio		$244,853,159
CoreAlpha Bond Master Portfolio		654,037,080

Total Master Portfolios		898,890,239

Exchange-Traded Funds — 28.3%
iShares Barclays TIPS Bond Fund(a)	1,089,259	113,184,903
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	135,172	7,748,059
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	351,487	10,161,489
iShares MSCI Canada Index Fund(a)(b)	370,729	10,339,632
iShares MSCI EAFE Index Fund(a)(b)	1,514,450	84,809,200
iShares MSCI EAFE Small Cap Index Fund(a)(b)	273,404	10,225,310
iShares MSCI Emerging Markets Index Fund(a)(b)	716,336	30,172,072
iShares S&P MidCap 400 Index Fund(a)(b)	788,075	62,021,502
iShares S&P SmallCap 600 Index Fund(a)(b)	462,073	27,465,619

Total Exchange-Traded Funds (Cost — $313,804,707*)		356,127,786

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	106,023,050	106,023,050
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(a)(c)(d)	18,684,841	18,684,841

Total Money Market Funds (Cost — $124,707,891*)		124,707,891

Total Affiliated Investment Companies — 109.6%		1,379,725,916
Liabilities in Excess of Other Assets — (9.6)%		(121,392,719)

Net Assets — 100.0%		$1,258,333,197

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$438,512,598

Gross unrealized appreciation	$42,605,933
Gross unrealized depreciation	(282,854)

Net unrealized appreciation	$42,323,079

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

	Purchase Cost		Sales Cost	Realized Gain/( Loss)	Income
BlackRock Cash Funds: Institutional	$17,241,878	[1]	—	—	$59,511
BlackRock Cash Funds: Prime	$4,874,562	[1]	—	—	$10,525
iShares Barclays TIPS Bond Fund	$7,410,506		—	—	$218,186
iShares Cohen & Steers Realty Major Index Fund	—		$145,683	$(47,388)	$64,202
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—		$2,988,296	$(670,474)	$80,664
iShares MSCI Canada Index Fund	$480,525		—	—	—
iShares MSCI EAFE Index Fund	$6,794,902		$1,003,577	$(54,195)	—
iShares MSCI EAFE Small Cap Index Fund	—		—	—	—
iShares MSCI Emerging Markets Index Fund	$1,396,428		—	—	—
iShares S&P MidCap 400 Index Fund	$1,111,496		$260,955	$12,659	$155,584
iShares S&P SmallCap 600 Index Fund	$495,947		—	—	$58,414

[1]	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(d)	Represents the seven-day yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

Schedules of Investments (concluded)	LifePath Retirement Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	$356,127,786	—	—	$356,127,786
Master Portfolios	—	$898,890,239	—	898,890,239
Short-Term Securities:
Money Market Funds	124,707,891	—	—	124,707,891

Total	$480,835,677	$898,890,239	—	$1,379,725,916

Schedules of Investments March 31, 2010 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 64.7%
Active Stock Master Portfolio		$611,495,931
CoreAlpha Bond Master Portfolio		688,202,906

Total Master Portfolios		1,299,698,837

Exchange-Traded Funds — 34.7%	1,060,762	110,223,780
iShares Barclays TIPS Bond Fund(a)
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	653,485	37,457,760
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	1,824,698	52,752,019
iShares MSCI Canada Index Fund(a)(b)	897,526	25,032,000
iShares MSCI EAFE Index Fund(a)(b)	3,613,952	202,381,312
iShares MSCI EAFE Small Cap Index Fund(a)(b)	670,646	25,082,160
iShares MSCI Emerging Markets Index Fund(a)(b)	1,762,890	74,252,927
iShares S&P MidCap 400 Index Fund(a)(b)	1,498,610	117,940,607
iShares S&P SmallCap 600 Index Fund(a)(b)	873,179	51,901,760

Total Exchange-Traded Funds (Cost — $628,985,968*)		697,024,325

Money Market Funds — 15.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(a)(c)(d)	260,997,577	260,997,577
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(a)(c)(d)	46,519,238	46,519,238

Total Money Market Funds (Cost — $307,516,815*)		307,516,815

Total Affiliated Investment Companies — 114.7%		2,304,239,977
Liabilities in Excess of Other Assets — (14.7)%		(296,149,126)

Net Assets — 100.0%		$2,008,090,851

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$936,502,783

Gross unrealized appreciation	$70,354,224
Gross unrealized depreciation	(2,315,867)

Net unrealized appreciation	$68,038,357

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$34,822,351	[1]	—	—	$135,555
BlackRock Cash Funds: Prime	$10,915,572	[1]	—	—	$23,454
iShares Barclays TIPS Bond Fund	$9,775,065		—	—	$210,043
iShares Cohen & Steers Realty Major Index Fund	$2,649,526		—	—	$310,384
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	$6,748,665		$9,369,667	$(2,113,844)	$387,835
iShares MSCI Canada Index Fund	$2,190,376		—	—	—
iShares MSCI EAFE Index Fund	$17,182,269		$116,330	$(17,114)	—
iShares MSCI EAFE Small Cap Index Fund	$1,995,228		—	—	—
iShares MSCI Emerging Markets Index Fund	$6,024,049		—	—	—
iShares S&P MidCap 400 Index Fund	$3,692,506		—	—	$295,860
iShares S&P SmallCap 600 Index Fund	$712,754		—	—	$110,385

[1]	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio's most recent financial statements as contained in its annual report.

Schedules of Investments (concluded)	LifePath 2020 Master Portfolio

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	$697,024,325	—	—	$697,024,325
Master Portfolios	—	$1,299,698,837	—	1,299,698,837
Short-Term Securities:
Money Market Funds	307,516,815	—	—	307,516,815

Total	$1,004,541,140	$1,299,698,837	—	$2,304,239,977

Schedules of Investments March 31, 2010 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 59.9%
Active Stock Master Portfolio		$623,074,370
CoreAlpha Bond Master Portfolio		348,597,846

Total Master Portfolios		971,672,216

Exchange-Traded Funds — 39.8%
iShares Barclays TIPS Bond Fund(a)	480,561	49,935,094
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	771,904	44,245,537
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,197,326	63,524,695
iShares MSCI Canada Index Fund(a)(b)	896,780	25,011,194
iShares MSCI EAFE Index Fund(a)(b)	3,739,103	209,389,768
iShares MSCI EAFE Small Cap Index Fund(a)	637,133	23,828,774
iShares MSCI Emerging Markets Index Fund(a)(b)	1,844,291	77,681,537
iShares S&P MidCap 400 Index Fund(a)	1,347,935	106,082,484
iShares S&P SmallCap 600 Index Fund(a)(b)	787,955	46,836,045

Total Exchange-Traded Funds (Cost — $587,232,433*)		646,535,128

Money Market Funds — 21.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	292,862,155	292,862,155
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(a)(c)(d)	52,403,156	52,403,156

Total Money Market Funds (Cost — $345,265,311*)		345,265,311

Total Affiliated Investment Companies — 121.0%		1,963,472,655
Liabilities in Excess of Other Assets — (21.0)%		(340,516,023)

Net Assets — 100.0%		$1,622,956,632

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$932,497,744

Gross unrealized appreciation	$60,453,620
Gross unrealized depreciation	(1,150,925)

Net unrealized appreciation	$59,302,695

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$75,796,619	[1]	—	—	$132,162
BlackRock Cash Funds: Prime	$17,952,884	[1]	—	—	$22,929
iShares Barlcays TIPS Bond Fund	$5,031,360		—	—	$96,455
iShares Cohen & Steers Realty Major Index Fund	$1,748,752		—	—	$366,630
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	$7,585,220		$10,783,868	$(2,419,541)	$464,621
iShares MSCI Canada Index Fund	$1,962,797		—	—	—
iShares MSCI EAFE Index Fund	$23,230,346		—	—	—
iShares MSCI EAFE Small Cap Index Fund	$809,670		—	—	—
iShares MSCI Emerging Markets Index Fund	$9,218,550		—	—	—
iShares S&P MidCap 400 Index Fund	$3,024,334		—	—	$266,113
iShares S&P SmallCap 600 Index Fund	$831,841		—	—	$99,611

[1]	Represents net purchase cost.

Schedules of Investments (concluded)	LifePath 2030 Master Portfolio

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	$646,535,128	—	—	$646,535,128
Master Portfolios	—	$971,672,216	—	971,672,216
Short-Term Securities:
Money Market Funds	345,265,311	—	—	345,265,311

Total	$991,800,439	$971,672,216	—	$1,963,472,655

Schedules of Investments March 31, 2010 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 55.5%
Active Stock Master Portfolio		$568,784,175
CoreAlpha Bond Master Portfolio		138,753,809

Total Master Portfolios		707,537,984

Exchange-Traded Funds — 43.7%
iShares Barclays TIPS Bond Fund(a)	132,705	13,789,377
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	697,789	39,997,266
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,189,998	63,312,842
iShares MSCI Canada Index Fund(a)	832,182	23,209,556
iShares MSCI EAFE Index Fund(a)(b)	3,422,803	191,676,968
iShares MSCI EAFE Small Cap Index Fund(a)(b)	587,616	21,976,838
iShares MSCI Emerging Markets Index Fund(a)(b)	1,688,233	71,108,374
iShares S&P MidCap 400 Index Fund(a)	1,156,439	91,011,749
iShares S&P SmallCap 600 Index Fund(a)(b)	678,082	40,305,194

Total Exchange-Traded Funds (Cost — $513,281,759*)		556,388,164

Money Market Funds — 25.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	277,805,454	277,805,454
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(a)(c)(d)	49,791,098	49,791,098

Total Money Market Funds (Cost — $327,596,552*)		327,596,552

Total Affiliated Investment Companies — 124.9%		1,591,522,700
Liabilities in Excess of Other Assets — (24.9)%		(317,678,693)

Net Assets — 100.0%		$1,273,844,007

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$840,878,311

Gross unrealized appreciation	$43,777,990
Gross unrealized depreciation	(671,585)

Net unrealized appreciation	$43,106,405

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income
BlackRock Cash Funds: Institutional	$77,820,729	[1]	—	—	$117,420
BlackRock Cash Funds: Prime	$180,352,311	[1]	—	—	$20,933
iShares Barclays TIPS Bond Fund	$1,444,596		—	—	$27,305
iShares Cohen & Steers Realty Major Index Fund	$1,942,956		$7,040,547	$(2,473,312)	$369,330
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	$6,385,105		$10,653,964	$(2,390,395)	$462,599
iShares MSCI Canada Index Fund	$1,987,100		—	—	—
iShares MSCI EAFE Index Fund	$20,622,514		$277,917	$(57,802)	—
iShares MSCI EAFE Small Cap Index Fund	$1,075,388		—	—	—
iShares MSCI Emerging Markets Index Fund	$7,858,492		—	—	—
iShares S&P MidCap 400 Index Fund	$2,210,057		$118,500	$(11,081)	$228,308
iShares S&P SmallCap 600 Index Fund	$475,126		—	—	$85,721

[1]	Represents net purchase cost.

Schedules of Investments (concluded)	LifePath 2040 Master Portfolio

(b)	All or a portion of this security is on loan.

(c)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(d)	Represents the seven-day yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	$556,388,164	—	—	$556,388,164
Master Portfolios	—	$707,537,984	—	707,537,984
Short-Term Securities:
Money Market Funds	327,596,552	—	—	327,596,552

Total	$883,984,716	$707,537,984	—	$1,591,522,700

Schedules of Investments March 31, 2010 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Master Portfolios — 50.5%
Active Stock Master Portfolio		$31,254,454
CoreAlpha Bond Master Portfolio		631,000

Total Master Portfolios		31,885,454

Exchange-Traded Funds — 49.2%
iShares Cohen & Steers Realty Majors Index Fund(a)	40,119	2,299,621
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	127,324	3,680,937
iShares MSCI Canada Index Fund(a)(b)	51,323	1,431,398
iShares MSCI EAFE Index Fund(a)(b)	196,642	11,011,952
iShares MSCI EAFE Small Cap Index Fund(a)(b)	37,251	1,393,187
iShares MSCI Emerging Markets Index Fund(a)(b)	94,971	4,000,179
iShares S&P MidCap 400 Index Fund(a)	63,426	4,991,626
iShares S&P SmallCap 600 Index Fund(a)(b)	37,824	2,248,259

Total Exchange-Traded Funds (Cost — $26,699,421*)		31,057,159

Money Market Funds — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	10,592,691	10,592,691
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16%(a)(c)(d)	1,842,017	1,842,017

Total Money Market Funds (Cost — $12,434,708*)		12,434,708

Total Affiliated Investment Companies — 119.4%		75,377,321
Liabilities in Excess of Other Assets — (19.4)%		(12,247,470)

Net Assets — 100.0%		$63,129,851

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$39,134,129

Gross unrealized appreciation	$4,357,738
Gross unrealized depreciation	—

Net unrealized appreciation	$4,357,738

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional	$2,203,225	[1]	—	—	$4,157
BlackRock Cash Funds: Prime	$541,037	[1]	—	—	$687
iShares Cohen & Steers Realty Major Index Fund	$761,089		$180,023	$96,998	$21,361
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	$1,217,044		$278,274	$109,718	$26,297
iShares MSCI Canada Index Fund	$578,289		—	—	—
iShares MSCI EAFE Index Fund	$4,214,963		$180,485	$(3,606)	—
iShares MSCI EAFE Small Cap Index Fund	$524,179		—	—	—
iShares MSCI Emerging Markets Index Fund	$1,437,386		—	—	—
iShares S&P MidCap 400 Index Fund	$1,579,342		$206,685	$91,965	$13,045
iShares S&P SmallCap 600 Index Fund	$640,808		$21,897	$8,273	$4,845

[1]	Represents net purchase cost.

(b)	All or a portion of this security is on loan.

(c)	Represents the seven-day yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedules of Investments (concluded)	LifePath 2050 Master Portfolio

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange-Traded Funds	$31,057,159	—	—	$31,057,159
Master Portfolios	—	$31,885,454	—	31,885,454
Short-Term Securities:
Money Market Funds	12,434,708	—	—	12,434,708

Total	$43,491,867	$31,885,454	—	$75,377,321

Schedules of Investments March 31, 2010 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Consumer Discretionary — 12.3%
Auto Components — 0.3%
Autoliv, Inc.(a)(b)	25,441	$1,310,975
The Goodyear Tire & Rubber Co.(a)(b)	187,808	2,373,893
Lear Corp.(a)	21,822	1,731,576
TRW Automotive Holdings Corp.(a)	2,074	59,275
WABCO Holdings, Inc.(a)	4,286	128,237

		5,603,956

Automobiles — 0.0%
Thor Industries, Inc.	2,805	84,739

Diversified Consumer Services — 0.4%
Apollo Group, Inc. Class A(a)(b)	141,916	8,698,032
ITT Educational Services, Inc.(a)(b)	1,034	116,304

		8,814,336

Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	30,121	1,171,104
Choice Hotels International, Inc.(b)	2,384	82,987
International Game Technology(b)	2,846	52,509
Marriott International, Inc. Class A(b)	40,410	1,273,723
McDonald’s Corp.(b)	467,421	31,186,329
Panera Bread Co. Class A(a)(b)	8,506	650,624
Penn National Gaming, Inc.(a)	1,765	49,067
Starbucks Corp.(a)(b)	210,840	5,117,087
WMS Industries, Inc.(a)(b)	11,146	467,463
Wendy’s/Arby’s Group, Inc.	404,288	2,021,440

		42,072,333

Household Durables — 0.7%
Garmin Ltd.(b)	14,357	552,457
Jarden Corp.	18,614	619,660
KB Home	15,283	255,990
Leggett & Platt, Inc.(b)	1,731	37,459
NVR, Inc.(a)(b)	15,430	11,209,895
Pulte Homes, Inc.(a)	767	8,629
Tupperware Brands Corp.(b)	8,466	408,231
Whirlpool Corp.	221	19,282

		13,111,603

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(a)	24,392	3,310,726
Liberty Media Corp. - Interactive Series A(a)	1,338	20,485
priceline.com, Inc.(a)	11,879	3,029,145

		6,360,356

Leisure Equipment & Products — 0.0%
Hasbro, Inc.	286	10,948
Mattel, Inc.	4,529	102,989

		113,937

Media — 2.2%
CBS Corp. Class B(b)	621,740	8,667,056
Cablevision Systems Corp.	26,961	650,839
Central European Media Enterprises Ltd.(a)	2,379	69,728
Comcast Corp. Class A(b)	971,535	18,284,289
DirecTV Class A(a)	239,067	8,082,855
DISH Network Corp.	2,792	58,129
Dex One Corp.(a)	12,211	340,931
Discovery Communications, Inc.(a)(b)	3,766	127,253
Interactive Data Corp.	6,378	204,096
Madison Square Garden, Inc.(a)	7,648	166,191

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

News Corp. Class A(b)	370,248	5,335,274
Scholastic Corp.(b)	5,970	167,160
Scripps Networks Interactive, Inc. Class A(b)	29,472	1,307,083
SuperMedia, Inc.(a)	29,977	1,226,059
Time Warner, Inc.	46,914	1,467,001
The Washington Post Co. Class B	379	168,344

		46,322,288

Multiline Retail — 2.7%
Big Lots, Inc.(a)	1,213	44,177
Dollar Tree, Inc.(a)(b)	85,973	5,091,321
J.C. Penney Co., Inc.	2,531	81,422
Kohl’s Corp.(a)(b)	137,005	7,505,134
Saks, Inc.(a)	848	7,293
Sears Holdings Corp.(a)(b)	40,336	4,373,633
Target Corp.	4,483	235,806
Wal-Mart Stores, Inc.(b)	680,295	37,824,402

		55,163,188

Specialty Retail — 2.4%
Aeropostale, Inc.(a)(b)	236,410	6,815,700
AutoNation, Inc.(a)	2,351	42,506
Best Buy Co., Inc.	68,203	2,901,356
Foot Locker, Inc.	34,203	514,413
GameStop Corp. Class A(a)(b)	5,992	131,285
The Gap, Inc.	990,633	22,893,529
Guess?, Inc.	1,788	84,000
Office Depot, Inc.(a)	5,005	39,940
Penske Auto Group, Inc.(a)	29,625	427,192
RadioShack Corp.	2,317	52,434
Rent-A-Center, Inc.(a)(b)	7,380	174,537
Staples, Inc.(b)	524,604	12,270,487
The TJX Cos., Inc.	932	39,629
Urban Outfitters, Inc.(a)(b)	96,620	3,674,459

		50,061,467

Textiles, Apparel & Luxury Goods — 1.3%
Coach, Inc.(b)	21,142	835,532
Fossil, Inc.(a)(b)	2,887	108,955
NIKE, Inc. Class B	351,222	25,814,817
Polo Ralph Lauren Corp.	1,401	119,141
The Warnaco Group, Inc.(a)	791	37,739

		26,916,184

Total Consumer Discretionary		254,624,387

Consumer Staples — 9.0%
Beverages — 1.5%
Central European Distribution Corp.(a)	1,014	35,500
The Coca-Cola Co.	288,337	15,858,535
Coca-Cola Enterprises, Inc.(b)	389,482	10,773,072
Dr Pepper Snapple Group, Inc.	9,158	322,087
Hansen Natural Corp.(a)	3,016	130,834
Molson Coors Brewing Co. Class B(b)	59,637	2,508,332
PepsiCo, Inc.(b)	11,799	780,622

		30,408,982

Food & Staples Retailing — 0.1%
Costco Wholesale Corp.(b)	47,054	2,809,594
The Kroger Co.	977	21,162

		2,830,756

Food Products — 2.1%
Archer Daniels Midland Co.	1,127	32,570
Del Monte Foods Co.	2,830	41,318
Flowers Foods, Inc.(b)	1,553	38,421
General Mills, Inc.	279,345	19,774,833

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

The J.M. Smucker Co.	169,625	10,221,603
Pilgrim’s Pride Corp.(a)	42,435	451,508
Ralcorp Holdings, Inc.(a)(b)	30,126	2,041,940
Tyson Foods, Inc. Class A(b)	531,926	10,186,383

		42,788,576

Household Products — 2.9%
Colgate-Palmolive Co.(b)	293,660	25,037,451
The Clorox Co.	227	14,560
The Procter & Gamble Co.(b)	569,007	36,001,073

		61,053,084

Personal Products — 0.7%
Alberto-Culver Co.	947	24,764
Mead Johnson Nutrition Co.	286,574	14,910,445
NBTY, Inc.(a)	624	29,940

		14,965,149

Tobacco — 1.7%
Lorillard, Inc.(b)	299,312	22,520,235
Philip Morris International, Inc.	48,977	2,554,641
Reynolds American, Inc.(b)	183,987	9,931,618

		35,006,494

Total Consumer Staples		187,053,041

Energy — 10.9%
Energy Equipment & Services — 1.4%
BJ Services Co.	8,351	178,711
Diamond Offshore Drilling, Inc.(b)	402	35,702
Dresser-Rand Group, Inc.(a)(b)	65,679	2,063,634
Exterran Holdings, Inc.(a)(b)	1,087	26,273
Halliburton Co.	1,598	48,148
Helmerich & Payne, Inc.(b)	7,010	266,941
National Oilwell Varco, Inc.	7,670	311,249
Noble Corp.(a)	441,078	18,445,882
Pride International, Inc.(a)	1,172	35,289
SEACOR Holdings, Inc.(a)	1,768	142,607
Superior Energy Services, Inc.(a)(b)	60,406	1,269,734
Tidewater, Inc.	579	27,369
Transocean Ltd.(a)(b)	58,180	5,025,588
Weatherford International Ltd.(a)(b)	65,858	1,044,508

		28,921,635

Oil, Gas & Consumable Fuels — 9.5%
Alpha Natural Resources, Inc.(a)	36,560	1,823,978
Anadarko Petroleum Corp.(b)	85,505	6,227,329
Apache Corp.(b)	25,461	2,584,292
Arch Coal, Inc.	638	14,578
Chesapeake Energy Corp.(b)	603,694	14,271,326
Chevron Corp.	112,587	8,537,472
Comstock Resources, Inc.(a)(b)	2,007	63,823
Concho Resources, Inc.(a)	243	12,237
ConocoPhillips	636,533	32,571,394
Continental Resources, Inc. /OK(a)(b)	2,688	114,374
Denbury Resources, Inc.(a)(b)	1,417	23,905
Devon Energy Corp.(b)	7,382	475,622
EOG Resources, Inc.	1,439	133,741
Energy Partners Ltd.(a)	72,083	877,971
Exxon Mobil Corp.(b)	1,212,456	81,210,303
Hess Corp.	5,056	316,253
Newfield Exploration Co.(a)(b)	97,849	5,093,040
Peabody Energy Corp.	890	40,673
Plains Exploration & Production Co.(a)	158	4,738
Southwestern Energy Co.(a)	477,533	19,445,144
Tesoro Corp.	9,172	127,491

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Ultra Petroleum Corp.(a)(b)	121,670	5,673,472
Whiting Petroleum Corp.(a)(b)	384	31,043
The Williams Cos., Inc.	561,195	12,963,604
XTO Energy, Inc.	111,487	5,259,957

		197,897,760

Total Energy		226,819,395

Financials — 14.7%
Capital Markets — 3.2%
Affiliated Managers Group, Inc.(a)(b)	930	73,470
Ameriprise Financial, Inc.(b)	40,832	1,852,140
The Bank of New York Mellon Corp.	40,084	1,237,794
Eaton Vance Corp.(b)	1,049	35,183
Franklin Resources, Inc.	338	37,484
GLG Partners, Inc.(a)	18,863	57,909
The Goldman Sachs Group, Inc.	204,524	34,897,930
Greenhill & Co., Inc.	498	40,881
Invesco Ltd.	522,300	11,443,593
Legg Mason, Inc.	265,718	7,618,135
Northern Trust Corp.	796	43,987
State Street Corp.(b)	41,755	1,884,821
TD Ameritrade Holding Corp.(a)	356,818	6,800,951
Waddell & Reed Financial, Inc.	379	13,659

		66,037,937

Commercial Banks — 1.3%
Associated Banc-Corp	3,353	46,272
Bank of Hawaii Corp.(b)	3,008	135,210
CapitalSource, Inc.	16,129	90,161
Comerica, Inc.	1,602	60,940
Commerce Bancshares, Inc.(b)	49,017	2,016,559
Huntington Bancshares, Inc.	33,997	182,564
Marshall & Ilsley Corp.	3,182	25,615
Regions Financial Corp.	20,560	161,396
SVB Financial Group(a)(b)	1,152	53,752
SunTrust Banks, Inc.	7,502	200,979
Wells Fargo & Co.	808,109	25,148,352
Whitney Holding Corp.	9,761	134,604

		28,256,404

Consumer Finance — 0.6%
American Express Co.	758	31,275
Capital One Financial Corp.	207,523	8,593,527
Discover Financial Services	195,711	2,916,094
SLM Corp.(a)	17,496	219,050
The Student Loan Corp.	147	5,223

		11,765,169

Diversified Financial Services — 6.2%
Bank of America Corp.	1,164,153	20,780,131
CIT Group, Inc.(a)	80,351	3,130,475
CME Group, Inc.	45,910	14,512,610
Citigroup, Inc.(a)	7,634,072	30,917,992
IntercontinentalExchange, Inc.(a)	257	28,830
JPMorgan Chase & Co.	1,223,106	54,733,993
Moody’s Corp.(b)	869	25,853
The NASDAQ OMX Group, Inc.(a)	250,669	5,294,129
NYSE Euronext	1,265	37,457

		129,461,470

Insurance — 2.8%
ACE Ltd.	349,330	18,269,959
Allied World Assurance Co. Holdings Ltd.	16,051	719,887
American International Group, Inc.(a)(b)	3,098	105,766
Arch Capital Group Ltd.(a)	231	17,614

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Aspen Insurance Holdings Ltd.	142,803	4,118,439
Assurant, Inc.	6,635	228,111
Axis Capital Holdings Ltd.	116,121	3,629,942
Berkshire Hathaway, Inc. Class B(a)	111,852	9,090,212
CNA Financial Corp.(a)(b)	7,566	202,164
Chubb Corp.(b)	78,310	4,060,373
Everest Re Group Ltd.	11,849	958,940
Genworth Financial, Inc. Class A(a)	155,161	2,845,653
Hartford Financial Services Group, Inc.	91,624	2,603,954
Lincoln National Corp.	1,943	59,650
Loews Corp.	21,379	797,009
MBIA, Inc.(a)(b)	13,777	86,382
MetLife, Inc.	78,989	3,423,383
PartnerRe Ltd.	48,504	3,866,739
Protective Life Corp.(b)	2,276	50,049
Prudential Financial, Inc.	6,953	420,657
RenaissanceRe Holdings Ltd.	1,112	63,117
The Hanover Insurance Group, Inc.	3,130	136,499
Transatlantic Holdings, Inc.	1,903	100,478
The Travelers Cos., Inc.	675	36,410
Unitrin, Inc.	6,662	186,869
Unum Group	86,878	2,151,968
XL Capital Ltd. Class A	20,250	382,725

		58,612,949

Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.(b)	280,939	4,826,532
Brandywine Realty Trust	6,988	85,323
Camden Property Trust	231	9,616
Corporate Office Properties Trust	699	28,051
Health Care REIT, Inc.	798	36,094
Mack-Cali Realty Corp.	1,391	49,033
Nationwide Health Properties, Inc.	805	28,296
Potlatch Corp.(b)	1,113	38,999
ProLogis	2,325	30,690
Rayonier, Inc.	21,404	972,384
The Macerich Co.	205	7,854

		6,112,872

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc. Class A(a)(b)	5,885	84,803
Jones Lang LaSalle, Inc.(b)	485	35,352

		120,155

Thrifts & Mortgage Finance — 0.3%
First Niagara Financial Group, Inc.	6,473	92,046
Hudson City Bancorp, Inc.(b)	399,112	5,651,426
People's United Financial, Inc.	4,336	67,815

		5,811,287

Total Financials		306,178,243

Health Care — 13.9%
Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc.(a)	1,292	70,246
Amgen, Inc.(a)	17,685	1,056,856
Biogen Idec, Inc.(a)(b)	233,852	13,413,751
Cephalon, Inc.(a)(b)	241,993	16,402,285
Gilead Sciences, Inc.(a)(b)	331,554	15,079,076
Myriad Genetics, Inc.(a)	8,333	200,409
United Therapeutics Corp.(a)	274	15,160

		46,237,783

Health Care Equipment & Supplies — 2.6%
Alcon, Inc.	105,082	16,977,048
Baxter International, Inc.	39,378	2,291,799

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Boston Scientific Corp.(a)	7,119	51,399
CareFusion Corp.(a)	4,756	125,701
Covidien Plc	143,354	7,207,839
Hologic, Inc.(a)(b)	1,562	28,959
Hospira, Inc.(a)	82,458	4,671,246
Intuitive Surgical, Inc.(a)(b)	60,745	21,147,157
ResMed, Inc.(a)(b)	398	25,333
Zimmer Holdings, Inc.(a)(b)	46,584	2,757,773

		55,284,254

Health Care Providers & Services — 3.2%
Aetna, Inc.	679	23,840
Brookdale Senior Living, Inc.(a)	3,077	64,094
Cardinal Health, Inc.	6,400	230,592
Coventry Health Care, Inc.(a)	3,330	82,318
Express Scripts, Inc.(a)	114,314	11,632,593
Humana, Inc.(a)	31,081	1,453,658
Kindred Healthcare, Inc.(a)(b)	5,077	91,640
Medco Health Solutions, Inc.(a)(b)	400,325	25,844,982
UnitedHealth Group, Inc.(a)	1,739	56,813
Universal Health Services, Inc.	439	15,404
WellCare Health Plans, Inc.(a)	10,867	323,836
WellPoint, Inc.(a)	404,344	26,031,667

		65,851,437

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc. Class A(a)	1,657	171,533
Life Technologies Corp.(a)	11,583	605,443
Thermo Fisher Scientific, Inc.(a)	24,109	1,240,167
Waters Corp.(a)(b)	56,401	3,809,324

		5,826,467

Pharmaceuticals — 5.6%
Abbott Laboratories(b)	218,083	11,488,612
Allergan, Inc.(b)	352,198	23,005,573
Bristol-Myers Squibb Co.(b)	812,054	21,681,842
Forest Laboratories, Inc.(a)(b)	159,717	5,008,725
Johnson & Johnson(b)	246,595	16,077,994
King Pharmaceuticals, Inc.(a)	236,976	2,786,838
Medicis Pharmaceutical Corp. Class A(b)	137,551	3,460,783
Merck & Co., Inc.(b)	105,736	3,949,240
Pfizer, Inc.	1,691,699	29,012,638
Valeant Pharmaceuticals International(a)	380	16,306

		116,488,551

Total Health Care		289,688,492

Industrials — 8.3%
Aerospace & Defense — 2.3%
Alliant Techsystems, Inc.(a)	116,852	9,500,068
General Dynamics Corp.(b)	321,656	24,831,843
Goodrich Corp.	10,547	743,774
Honeywell International, Inc.(b)	1,418	64,193
Northrop Grumman Corp.(b)	63,194	4,143,631
Raytheon Co.(b)	147,378	8,418,231
Spirit Aerosystems Holdings, Inc. Class A(a)(b)	11,133	260,289

		47,962,029

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(b)	129,024	7,205,991
UTi Worldwide, Inc.(b)	49,657	760,745

		7,966,736

Airlines — 0.0%
Copa Holdings SA	2,092	127,194
JetBlue Airways Corp.(a)	7,906	44,115
Southwest Airlines Co.(b)	17,596	232,619

		403,928

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Building Products — 0.0%
Armstrong World Industries, Inc.(a)	1,735	62,998
Masco Corp.(b)	1,634	25,360
Owens Corning(a)	8,073	205,377

		293,735

Commercial Services & Supplies — 0.0%
Deluxe Corp.(b)	2,640	51,269
R.R. Donnelley & Sons Co.	1,778	37,960
Republic Services, Inc.	27,564	799,907
The Brink’s Co.	3,178	89,715

		978,851

Construction & Engineering — 0.1%
Aecom Technology Corp.(a)	3,544	100,543
Foster Wheeler AG(a)	1,161	31,509
URS Corp.(a)(b)	33,142	1,644,175

		1,776,227

Electrical Equipment — 0.1%
Cooper Industries Plc Class A	775	37,153
First Solar, Inc.(a)(b)	15,075	1,848,949
General Cable Corp.(a)	1,275	34,425
Hubbell, Inc. Class B(b)	2,462	124,159

		2,044,686

Industrial Conglomerates — 2.5%
3M Co.(b)	174,491	14,582,213
Carlisle Cos., Inc.(b)	770	29,337
General Electric Co.(b)	1,725,385	31,402,007
Tyco International Ltd.	136,240	5,211,180

		51,224,737

Machinery — 1.4%
AGCO Corp.(a)(b)	158,709	5,692,892
Bucyrus International, Inc.	6,091	401,945
Cummins, Inc.(b)	117,658	7,288,913
Danaher Corp.	37,456	2,993,109
Donaldson Co., Inc.(b)	1,076	48,549
Flowserve Corp.	299	32,971
Gardner Denver, Inc.	464	20,434
Graco, Inc.	1,254	40,128
Harsco Corp.	3,288	105,019
Illinois Tool Works, Inc.	669	31,684
Ingersoll-Rand Plc	252,564	8,806,906
Joy Global, Inc.	670	37,922
Navistar International Corp.(a)(b)	67,751	3,030,502
Oshkosh Corp.(a)(b)	1,929	77,816
Pall Corp.	784	31,744
Snap-on, Inc.	1,464	63,450
Terex Corp.(a)(b)	3,163	71,832
The Manitowoc Co., Inc.(b)	56,896	739,648
Timken Co.	1,201	36,042
Toro Co.(b)	518	25,470

		29,576,976

Marine — 0.0%
Kirby Corp.(a)(b)	1,241	47,344

Professional Services — 0.5%
Dun & Bradstreet Corp.	424	31,554
FTI Consulting, Inc.(a)(b)	18,967	745,782
Manpower, Inc.	153,914	8,791,568
Towers Watson & Co. Class A(b)	1,643	78,043

		9,646,947

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Road & Rail — 1.0%
Con-way, Inc.	618	21,704
Hertz Global Holdings, Inc.(a)	6,577	65,704
Kansas City Southern(a)(b)	7,827	283,102
Landstar System, Inc.(b)	919	38,580
Norfolk Southern Corp.(b)	3,993	223,169
Union Pacific Corp.(b)	280,572	20,565,928
Werner Enterprises, Inc.	1,098	25,441

		21,223,628

Trading Companies & Distributors — 0.0%
United Rentals, Inc.(a)	16,031	150,371

Total Industrials		173,296,195

Information Technology — 18.4%
Communications Equipment — 1.5%
Brocade Communications Systems, Inc.(a)	661,142	3,775,121
Cisco Systems, Inc.(a)	297,250	7,737,418
CommScope, Inc.(a)	1,129	31,635
EchoStar Corp.(a)	4,563	92,538
F5 Networks, Inc.(a)	56,317	3,464,059
Harris Corp.(b)	257,458	12,226,680
Juniper Networks, Inc.(a)	827	25,372
Motorola, Inc.(a)(b)	259,437	1,821,248
QUALCOMM, Inc.	5,559	233,422
Tellabs, Inc.(b)	345,390	2,614,602

		32,022,095

Computers & Peripherals — 4.9%
Apple, Inc.(a)(b)	263,419	61,885,026
Dell, Inc.(a)(b)	605,591	9,089,921
Hewlett-Packard Co.(b)	331,467	17,617,471
International Business Machines Corp.(b)	95,600	12,260,700
Lexmark International, Inc. Class A(a)(b)	8,453	304,984
NCR Corp.(a)	1,417	19,554
NetApp, Inc.(a)	12,589	409,898
Seagate Technology(a)	774	14,133
Teradata Corp.(a)	1,302	37,615

		101,639,302

Electronic Equipment, Instruments & Components — 1.5%
Agilent Technologies, Inc.(a)(b)	21,988	756,167
Corning, Inc.(b)	1,181,185	23,871,749
FLIR Systems, Inc.(a)	162,098	4,571,163
Flextronics International Ltd.(a)(b)	26,940	211,210
Jabil Circuit, Inc.(b)	62,330	1,009,123
Vishay Intertechnology, Inc.(a)(b)	14,114	144,386

		30,563,798

IT Services — 1.1%
Accenture Plc Class A	163,419	6,855,427
Broadridge Financial Solutions, Inc.	1,285	27,473
Cognizant Technology Solutions Corp. Class A(a)	1,271	64,796
Computer Sciences Corp.(a)(b)	58,992	3,214,474
Convergys Corp.(a)(b)	3,008	36,878
Global Payments, Inc.(b)	211,618	9,639,200
Lender Processing Services, Inc.(b)	37,162	1,402,865
MasterCard, Inc. Class A	7,443	1,890,522
Visa, Inc. Class A	184	16,750
The Western Union Co.	9,250	156,880

		23,305,265

Internet Software & Services — 2.8%
Akamai Technologies, Inc.(a)(b)	834	26,196
eBay, Inc.(a)	779	20,994
Google, Inc. Class A(a)	82,750	46,920,077
ValueClick, Inc.(a)	2,636	26,729
Yahoo!, Inc.(a)(b)	655,301	10,832,126

		57,826,122

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Office Electronics — 0.2%
Xerox Corp.	348,708	3,399,903

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.(a)	25,758	238,777
Altera Corp.	15,753	382,955
Applied Materials, Inc.(b)	123,208	1,660,844
Atmel Corp.(a)	8,675	43,635
Broadcom Corp. Class A(b)	59,849	1,985,790
Integrated Device Technology, Inc.(a)	9,792	60,025
Intel Corp.(b)	899,930	20,032,442
LSI Corp.(a)(b)	129,027	789,645
Lam Research Corp.(a)(b)	5,818	217,128
Marvell Technology Group Ltd.(a)	44,536	907,644
NVIDIA Corp.(a)(b)	505,286	8,781,871
Silicon Laboratories, Inc.(a)(b)	3,383	161,267
Varian Semiconductor Equipment Associates, Inc.(a)(b)	6,585	218,095

		35,480,118

Software — 4.7%
Activision Blizzard, Inc.	1,347	16,245
Adobe Systems, Inc.(a)(b)	243,718	8,620,306
CA, Inc.	3,596	84,398
Cadence Design Systems, Inc.(a)(b)	4,607	30,683
Check Point Software Technologies(a)(b)	14,244	499,395
Factset Research Systems, Inc.	264	19,370
McAfee, Inc.(a)(b)	534,203	21,437,566
Microsoft Corp.(b)	2,150,652	62,949,584
Oracle Corp.(b)	124,227	3,191,392
Quest Software, Inc.(a)	1,598	28,428
Red Hat, Inc.(a)	1,630	47,710
Salesforce.com, Inc.(a)(b)	936	69,685
Symantec Corp.(a)	7,146	120,910
Synopsys, Inc.(a)	571	12,773

		97,128,445

Total Information Technology		381,365,048

Materials — 4.9%
Chemicals — 2.8%
Air Products & Chemicals, Inc.	4,058	300,089
Airgas, Inc.	1,557	99,056
Ashland, Inc.(b)	110,427	5,827,233
CF Industries Holdings, Inc.	146,602	13,367,170
Cabot Corp.	1,347	40,949
Celanese Corp.(b)	28,608	911,165
Cytec Industries, Inc.	815	38,093
The Dow Chemical Co.(b)	17,218	509,136
Huntsman Corp.	12,791	154,132
Lubrizol Corp.	717	65,763
Minerals Technologies, Inc.(b)	8,820	457,229
Monsanto Co.	173,878	12,418,367
Nalco Holding Co.	4,631	112,672
Praxair, Inc.(b)	141,548	11,748,484
RPM International, Inc.(b)	2,169	46,286
Sensient Technologies Corp.	1,659	48,211
The Mosaic Co.	189,779	11,532,870
The Scotts Miracle-Gro Co. Class A	431	19,977

		57,696,882

Containers & Packaging — 0.1%
Bemis Co., Inc.(b)	12,450	357,564
Crown Holdings, Inc.(a)	88,770	2,393,239
Sealed Air Corp.(b)	3,668	77,322
Sonoco Products Co.	3,515	108,227

		2,936,352

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Metals & Mining — 1.5%
Alcoa, Inc.(b)	1,548,743	22,054,100
Commercial Metals Co.	9,877	148,748
Freeport-McMoRan Copper & Gold, Inc.(b)	66,257	5,535,110
Newmont Mining Corp.(b)	6,772	344,898
Nucor Corp.(b)	13,374	606,912
Reliance Steel & Aluminum Co.(b)	2,510	123,567
Schnitzer Steel Industries, Inc.(b)	1,987	104,377
Southern Copper Corp.	26,030	824,370
United States Steel Corp.(b)	10,309	654,828

		30,396,910

Paper & Forest Products — 0.5%
International Paper Co.	499	12,280
Louisiana-Pacific Corp.(a)(b)	21,834	197,598
MeadWestvaco Corp.(b)	437,306	11,173,168

		11,383,046

Total Materials		102,413,190

Telecommunication Services — 3.0%
Diversified Telecommunication Services — 2.7%
AT&T, Inc.(b)	1,763,575	45,570,778
CenturyTel, Inc.	17,152	608,210
Qwest Communications International, Inc.(b)	280,789	1,465,718
Verizon Communications, Inc.(b)	299,848	9,301,285

		56,945,991

Wireless Telecommunication Services — 0.3%
Leap Wireless International, Inc.(a)(b)	14,388	235,388
MetroPCS Communications, Inc.(a)(b)	111,724	791,006
Millicom International Cellular SA(b)	2,944	262,458
NII Holdings, Inc.(a)	640	26,662
Sprint Nextel Corp.(a)	870,881	3,309,348
Syniverse Holdings, Inc.(a)	2,230	43,418
United States Cellular Corp.(a)(b)	12,612	521,884

		5,190,164

Total Telecommunication Services		62,136,155

Utilities — 2.5%
Electric Utilities — 0.2%
American Electric Power Co., Inc.	159	5,435
Edison International	944	32,257
Entergy Corp.(b)	33,501	2,725,306
FPL Group, Inc.	9,012	435,550
FirstEnergy Corp.	34,092	1,332,656
N.V. Energy, Inc.	2,178	26,855
PPL Corp.(b)	2,292	63,511
Pepco Holdings, Inc.(b)	8,954	153,561

		4,775,131

Gas Utilities — 0.8%
Atmos Energy Corp.	96,448	2,755,519
EQT Corp.(b)	17,067	699,747
Energen Corp.	1,904	88,593
National Fuel Gas Co.	1,870	94,529
Oneok, Inc.(b)	279,855	12,775,381
Questar Corp.	504	21,773
UGI Corp.	3,784	100,427

		16,535,969

Independent Power Producers & Energy Traders — 0.3%
The AES Corp.(a)	8,385	92,235
Calpine Corp.(a)	23,031	273,839

Schedules of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Constellation Energy Group, Inc.(b)	27,111	951,867
NRG Energy, Inc.(a)	193,318	4,040,346
RRI Energy, Inc.(a)(b)	33,635	124,113

		5,482,400

Multi-Utilities — 1.2%
DTE Energy Co.	792	35,323
NiSource, Inc.(b)	63,065	996,427
Sempra Energy(b)	429,086	21,411,391
Wisconsin Energy Corp.(b)	28,585	1,412,385
Xcel Energy, Inc.	2,430	51,516

		23,907,042

Water Utilities — 0.0%
American Water Works Co., Inc.	2,130	46,349

Total Utilities		50,746,891

Total Long-Term Investments (Cost — $ 1,837,083,898) — 97.9%		2,034,321,037

Short-Term Securities
Money Market Funds — 24.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18% (c)(d)(e)	438,734,883	438,734,883
BlackRock Cash Funds: Prime, SL Agency Shares,
0.16% (c)(d)(e)	71,272,211	71,272,211

		510,007,094

	Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bill,
0.14%, 6/24/10 (f)(g)	$4,550	4,548,567

Total Short-Term Securities (Cost — $ 514,555,491) — 24.7%		514,555,661

Total Investments (Cost — $ 2,351,639,389*) — 122.6%		2,548,876,698
Liabilities in Excess of Other Assets — (22.6)%		(469,414,610)

Net Assets — 100.0%		$2,079,462,088

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,485,221,207

Gross unrealized appreciation	$79,160,953
Gross unrealized depreciation	(15,505,462)

Net unrealized appreciation	$63,655,491

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Cash Funds: Institutional	$224,609,205	$165,897
BlackRock Cash Funds: Prime	$42,992,648	$25,770

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(e)	Represents the seven-day yield as of report date.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio‘s sector or industry classifications refer to any one or more of the sector classifications or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector classifications or industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
801	S&P 500 Index	Chicago	June 2010	$46,666,260	$371,398

Schedules of Investments (concluded)	Active Stock Master Portfolio

•	The total notional amounts of open financial futures contracts as of March 31, 2010 was $46,666,260.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,034,321,037	—	—	$2,034,321,037
Short-Term Securities:
Money Market Funds	510,007,094	—	—	510,007,094
U.S. Government Obligations	—	$4,548,567	—	4,548,567

Total	$2,544,328,131	$4,548,567	—	$2,548,876,698

Valuation Inputs	Derivative Financial Instruments[2]			Total
	Level 1	Level 2	Level 3
Assets:
Equity contracts	$371,398	—	—	$371,398

Total	$371,398	—	—	$371,398

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedules of Investments March 31, 2010 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1 Class A2D, 0.61%, 8/25/35(a)	$7,410	$7,119,852
American General Mortgage Loan Trust, Series 2010-1A Class A1, 1.00%, 3/25/40(a)(b)(c)	8,800	8,797,888
AmeriCredit Automobile Receivables Trust:
Series 2006-BG Class A4, 5.21%, 9/06/13	4,491	4,624,364
Series 2006-RM Class A2, 5.42%, 8/08/11	4,026	4,071,529
Series 2006-RM Class A3, 5.53%, 1/06/14	6,500	6,714,946
Series 2007-AX Class A4, 0.27%, 10/06/13(a)	9,313	9,175,268
Series 2007-BF Class A3B, 0.25%, 4/06/12(a)	159	159,078
Series 2007-CM Class A3A, 5.42%, 5/07/12	2,279	2,303,977
Series 2008-AF Class A2B, 1.98%, 1/12/12(a)	443	443,484
Americredit Prime Automobile Receivable, Series 2007-2M Class A3, 5.22%, 6/08/12	5,297	5,359,385
Ameriquest Mortgage Securities, Inc., Series 2005-R11 Class A2C, 0.48%, 1/25/36(a)	1,952	1,857,033
Asset Backed Funding Corp. Certificates:
Series 2005-HE2 Class M1, 0.73%, 6/25/35(a)	927	892,880
Series 2005-OPT1 Class A1SS, 0.49%, 7/25/35(a)	1,817	1,722,366
Series 2006-OPT2 Class A3B, 0.36%, 10/25/36(a)	2,589	2,534,574
Capital Auto Receivables Asset Trust, Series 2007-SN2 Class A4, 1.26%, 5/16/11(a)(b)(c)	8,425	8,446,068
Capital One Auto Finance Trust:
Series 2006-A Class A4, 0.24%, 12/15/12(a)	3,385	3,365,908
Series 2006-B Class A4, 0.25%, 7/15/13(a)	6,840	6,816,118
Series 2006-C Class A4, 0.26%, 5/15/13(a)	1,175	1,166,489
Series 2007-A Class A4, 0.25%, 11/15/13(a)	1,788	1,772,050
Series 2007-B Class A3A, 5.03%, 4/15/12	854	859,487
Series 2007-C Class A3A, 5.13%, 4/16/12	1,279	1,300,024
Series 2007-C Class A3B, 0.74%, 4/16/12(a)	5,601	5,599,050
Capital One Multi-Asset Execution Trust:
Series 2005-A3 Class A3, 4.05%, 3/15/13	5,500	5,524,404
Series 2005-C1 Class C1, 0.63%, 2/15/13(a)	7,400	7,398,402
Series 2007-C3 Class C3, 0.52%, 4/15/13(a)	5,900	5,891,439
Carrington Mortgage Loan Trust, Series 2007-FRE1 Class A1, 0.37%, 2/25/37(a)	2,694	2,452,072
Countrywide Asset-Backed Certificates:
Series 2004-AB2 Class A3, 0.66%, 5/25/36(a)	2,468	2,352,685
Series 2005-4 Class MV1, 0.71%, 10/25/35	7,336	7,098,385
Series 2006-15 Class A2, 5.68%, 10/25/46	3,800	3,732,368
Series 2006-20 Class 2A1, 0.30%, 4/25/47(a)	992	974,371
Series 2006-22 Class 2A1, 0.30%, 5/25/47(a)	225	218,345
Series 2006-25 Class 2A1, 0.32%, 6/25/47(a)	2,983	2,846,017
Series 2007-10 Class 2A1, 0.30%, 6/25/47(a)	2,862	2,536,635
Series 2007-4 Class A1B, 5.81%, 9/25/37	1,505	1,509,046
Series 2007-5 Class 2A1, 0.35%, 9/25/47(a)	3,173	2,964,114
Series 2007-6 Class 2A1, 0.35%, 9/25/37(a)	511	472,650
Series 2007-7 Class 2A1, 0.33%, 10/25/47(a)	436	412,161
Series 2007-8 Class 2A1, 0.31%, 11/25/37(a)	4,180	3,902,543
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10 Class A3, 0.79%, 9/25/34(a)	427	396,546
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV Class A3, 5.59%, 10/25/29	1,446	1,347,264
GSAMP Trust:
Series 2005-SEA1 Class A, 0.59%, 1/25/35(a)(b)	3,371	3,106,891
Series 2007-HE2 Class A2A, 0.35%, 3/25/47(a)	2,306	1,917,145
GSRPM Mortgage Loan Trust, Series 2006-2 Class A1A, 0.39%, 9/25/36(a)(b)	1,628	1,581,353
Holmes Master Issuer Plc, Series 2007-1 Class 2A, 0.30%, 7/15/21(a)	2,500	2,499,410
Home Equity Asset Trust, Series 2006-4 Class 2A3, 0.42%, 8/25/36(a)	5,171	4,075,776
HSBC Home Equity Loan Trust, Series 2006-2 Class A1, 0.39%, 3/20/36(a)	4,090	3,794,378
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE1 Class A3, 0.44%, 5/25/35(a)	3,165	2,765,711
Lehman XS Trust, Series 2005-4 Class 1A2, 0.52%, 10/25/35(a)	627	613,902
Long Beach Auto Receivables Trust, Series 2004-C Class A4, 3.78%, 7/15/11	928	929,080
MASTR Asset Backed Securities Trust, Series 2006-AM1 Class A2, 0.38%, 1/25/36(a)	906	869,968
MBNA Master Credit Card Trust, Series 2000-E Class B, 8.15%, 10/15/12	4,000	4,032,536
Morgan Stanley Home Equity Loan Trust, Series 2006-1 Class A2B, 0.45%, 12/25/35(a)	2,007	1,895,632
Park Place Securities, Inc., Series 2005-WCW3 Class A2C, 0.63%, 8/25/35(a)	8,100	7,116,026
Permanent Financing Plc, Series 8 Class 3A, 0.37%, 9/10/32(a)	1,900	1,900,000
Residential Asset Mortgage Products, Inc.:
Series 2006 Class A2, 0.44%, 2/25/36(a)	1,984	1,576,763
Series 2007-RZ1 Class A1, 0.32%, 2/25/37(a)	72	70,915
Residential Asset Securities Corp.:
Series 2005-KS12 Class A2, 0.50%, 1/25/36(a)	3,776	3,424,977
Series 2006-EMX5 Class A2, 0.37%, 7/25/36(a)	2,680	2,610,320

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series 2006-KS7 Class A2, 0.35%, 9/25/36(a)	1,036	1,002,769
Series 2007-KS1 Class A1, 0.31%, 1/25/37(a)	1,158	1,131,579
Series 2007-KS3 Class AI1, 0.36%, 4/25/37(a)	4,050	3,956,509
Series 2007-KS4 Class A1, 0.35%, 5/25/37(a)	319	299,171
SG Mortgage Securities Trust, Series 2006-OPT2 Class A3A, 0.30%, 10/25/36(a)	2,058	2,012,389
Saxon Asset Securities Trust, Series 2005-4 Class A1A, 0.48%, 11/25/37(a)	3,242	2,953,904
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5 Class A1A, 0.54%, 8/25/35(a)	2,561	2,427,576
Series 2006-OP1 Class A2C, 0.55%, 10/25/35(a)	5,121	4,330,116
Soundview Home Equity Loan Trust:
Series 2006-EQ1 Class A2, 0.36%, 10/25/36(a)	2,145	2,094,046
Series 2007-OPT5 Class 2A1, 1.05%, 10/25/37(a)	300	296,386
Structured Asset Investment Loan Trust:
Series 2005-1 Class A5, 0.60%, 2/25/35(a)(b)	3,242	3,168,113
Series 2005-11 Class A6, 0.47%, 1/25/36(a)	3,292	2,888,240
Series 2005-5 Class M1, 0.67%, 6/25/35(a)	2,200	1,619,020
Structured Asset Securities Corp., Series 2007-MN1A Class A2, 0.37%, 1/25/37(a)(b)	2,815	2,692,393
Washington Mutual Master Note Trust, Series 2007-A2 Class A2, 0.26%, 5/15/14(a)(b)	3,500	3,497,990

Total Asset-Backed Securities — 11.8%		216,282,249

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,571,764

Insurance — 0.5%
AON Corp.,
8.21%, 1/01/27	1,700	1,793,682
Chubb Corp.:
6.00%, 5/11/37(d)	800	820,566
6.38%, 3/29/67	2,550	2,565,937
The Progressive Corp.,
6.70%, 6/15/37(a)	2,900	2,847,414
The Travelers Cos., Inc.:
6.25%, 6/15/37(d)	1,000	1,057,831
6.25%, 3/15/67(a)	500	492,178

		9,577,608

Total Preferred Securities — 0.7%		13,149,372

Corporate Bonds
Aerospace & Defense — 0.8%
Bombardier, Inc.,
7.50%, 3/15/18(b)	5,500	5,733,750
L-3 Communications Corp.:
5.88%, 1/15/15(d)	3,639	3,702,683
5.20%, 10/15/19(b)	700	703,487
Series B, 6.38%, 10/15/15	4,843	4,970,129

		15,110,049

Air Freight & Logistics — 0.0%
FedEx Corp.,
8.00%, 1/15/19	600	734,668

Automobiles — 0.1%
Daimler Finance North America LLC,
5.88%, 3/15/11	965	1,003,973
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,220,855

		2,224,828

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	6,400	6,602,118
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,152,564
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,007,776
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	1,000	1,007,091

		10,769,549

Biotechnology — 0.2%
Amgen, Inc.:
5.70%, 2/01/19(d)	1,300	1,424,332
6.40%, 2/01/39	900	972,429
Genentech, Inc.,
4.75%, 7/15/15	625	667,268

		3,064,029

Building Products — 0.2%
CRH America, Inc.,
6.00%, 9/30/16(d)	800	859,580
Masco Corp.,
7.13%, 3/15/20	2,100	2,121,376

		2,980,956

Capital Markets — 2.3%
The Bear Stearns Cos., Inc.:
6.40%, 10/02/17	4,500	4,971,222
7.25%, 2/01/18	1,000	1,155,690
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,920,432

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14(d)	1,400	1,504,017
4.88%, 1/15/15(d)	900	954,309
The Goldman Sachs Group, Inc.:
5.45%, 11/01/12	1,800	1,945,804
5.95%, 1/18/18	3,100	3,252,359
6.15%, 4/01/18	1,500	1,587,120
7.50%, 2/15/19	1,200	1,371,359
5.38%, 3/15/20	6,000	5,944,506
6.75%, 10/01/37	1,650	1,647,928
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	4,350	4,687,860
Morgan Stanley:
6.00%, 4/28/15(d)	1,400	1,499,701
6.25%, 8/28/17	1,500	1,574,407
5.63%, 9/23/19	4,500	4,484,133
Series F, 5.95%, 12/28/17	850	873,264

		41,374,111

Chemicals — 0.5%
Ashland, Inc.,
9.13%, 6/01/17(b)(d)	3,100	3,472,000
Eastman Chemical Co.,
5.50%, 11/15/19	1,200	1,228,694
Nalco Co.,
8.25%, 5/15/17(b)	1,800	1,912,500
Yara International ASA,
7.88%, 6/11/19(b)	1,900	2,216,721

		8,829,915

Commercial Banks — 3.1%
Abbey National Treasury Services Plc,
3.88%, 11/10/14(b)	3,300	3,281,378
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,940,391
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,797,788
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	4,016,752
Credit Suisse AG,
5.40%, 1/14/20	2,500	2,519,543
Credit Suisse New York,
5.30%, 8/13/19(d)	2,400	2,461,070
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,505,939
Enterprise Products Operating LLC,
5.25%, 1/31/20	2,000	2,018,176
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,649,428
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,208,617
6.50%, 9/15/37	2,400	2,487,797
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	2,300	2,452,173
Lloyds TSB Bank Plc,
4.38%, 1/12/15(b)	2,500	2,464,455
Santander US Debt SA Unipersonal,
3.72%, 1/20/15(b)	4,300	4,283,767
Wachovia Bank NA,
6.00%, 11/15/17	8,500	9,213,099
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,295,657

		56,596,030

Commercial Services & Supplies — 0.4%
Iron Mountain, Inc.:
8.00%, 6/15/20	1,900	1,947,500
8.38%, 8/15/21	2,500	2,600,000
R.R. Donnelley & Sons Co.,
8.60%, 8/15/16	2,200	2,441,527

		6,989,027

Communications Equipment — 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,970,259

Computers & Peripherals — 0.2%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,523,927
Seagate Technology HDD Holdings,
6.80%, 10/01/16	833	835,083

		3,359,010

Consumer Finance — 0.4%
American Express Co.,
8.13%, 5/20/19	4,800	5,813,755
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,828,371

		7,642,126

Containers & Packaging — 0.8%
Ball Corp.:
6.63%, 3/15/18(d)	2,050	2,101,250
7.38%, 9/01/19	400	421,500
6.75%, 9/15/20	1,000	1,017,500
Crown Americas LLC,
7.63%, 5/15/17(b)	2,900	3,023,250
Crown Americas LLC and Crown Americas Capital Corp.:
7.63%, 11/15/13	500	515,000
7.75%, 11/15/15	700	728,000
Owens-Brockway Glass Container, Inc.,
6.75%, 12/01/14	3,600	3,672,000

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Sealed Air Corp.:
7.88%, 6/15/17(b)(d)	840	912,094
6.88%, 7/15/33(b)	2,000	1,838,444

		14,229,038

Diversified Financial Services — 1.8%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,580,769
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,335,866
5.65%, 5/01/18	1,500	1,517,505
5.49%, 3/15/19	3,500	3,409,403
Citigroup, Inc.:
6.50%, 8/19/13(d)	1,400	1,509,217
6.38%, 8/12/14	1,400	1,495,624
6.13%, 11/21/17	1,000	1,028,670
8.50%, 5/22/19	1,600	1,867,498
8.13%, 7/15/39	600	692,642
GE Capital Trust I,
6.38%, 11/15/67(a)	2,000	1,867,500
General Electric Capital Corp.:
6.75%, 3/15/32	2,000	2,115,960
6.88%, 1/10/39	1,000	1,078,610
Series G, 6.00%, 8/07/19	4,700	4,966,344
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,008,520
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,304,240
SLM Corp.,
8.00%, 3/25/20	1,950	1,898,830

		33,677,198

Diversified Telecommunication Services — 3.1%
AT&T, Inc.,
4.95%, 1/15/13(d)	1,500	1,611,288
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,444,597
CenturyTel, Inc.,
6.15%, 9/15/19	100	99,059
Deutsche Telekom International Finance BV:
8.50%, 6/15/10	3,250	3,298,058
8.75%, 6/15/30	700	896,497
France Telecom SA,
7.75%, 3/01/11	3,300	3,503,554
New Cingular Wireless Services, Inc.,
8.75%, 3/01/31	1,000	1,291,211
New Communications Holdings, Inc.:
7.88%, 4/15/15(b)	900	924,750
8.25%, 4/15/17(b)	1,500	1,526,250
PAETEC Holding Corp.,
8.88%, 6/30/17(b)	1,100	1,130,250
Qwest Communications International, Inc.,
7.13%, 4/01/18(b)(d)	2,500	2,581,250
Qwest Corp.,
8.38%, 5/01/16	3,300	3,712,500
SBA Telecommunications, Inc.,
8.25%, 8/15/19(b)	1,700	1,810,500
Telecom Italia Capital SA:
5.25%, 10/01/15(d)	2,500	2,559,730
7.00%, 6/04/18	3,300	3,568,933
Telefonica Emisiones SAU:
5.86%, 2/04/13	3,600	3,914,355
6.22%, 7/03/17	2,100	2,302,999
5.88%, 7/15/19	2,200	2,356,279
TW Telecom Holdings, Inc.,
8.00%, 3/01/18(b)	2,150	2,198,375
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,509,020
8.95%, 3/01/39(d)	500	678,033
Virgin Media Secured Finance Plc,
6.50%, 1/15/18(b)	2,600	2,606,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,300,625
7.88%, 11/01/17	6,250	6,156,250

		55,980,863

Electric Utilities — 2.1%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,052,022
5.88%, 2/01/33	3,500	3,525,126
Duke Energy Corp.,
5.05%, 9/15/19	5,500	5,564,498
Enel Finance International SA,
5.13%, 10/07/19(b)	3,000	2,964,936
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,201,550
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	6,921,791
Northern States Power Co,
5.25%, 7/15/35	2,500	2,344,685
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,003,121
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,614,840
PacifiCorp,
5.50%, 1/15/19	1,300	1,390,085
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,039,513

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Southern California Edison Co.,
5.50%, 8/15/18	1,250	1,340,434
Southern Co.,
4.15%, 5/15/14	900	939,348
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15(b)	2,600	2,604,358

		37,506,307

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.,
6.00%, 4/01/20	1,400	1,412,537

Energy Equipment & Services — 0.3%
Pride International, Inc.,
8.50%, 6/15/19(d)	4,800	5,424,000

Food & Staples Retailing — 0.4%
CVS Caremark Corp.,
0.55%, 6/01/10(a)	4,000	4,000,584
The Kroger Co.:
7.50%, 1/15/14(d)	1,750	2,020,716
6.40%, 8/15/17	500	555,884
6.90%, 4/15/38	400	446,197

		7,023,381

Food Products — 0.5%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,501,664
Kellogg Co.:
5.13%, 12/03/12	2,300	2,490,930
4.45%, 5/30/16	100	106,209
Series B, 7.45%, 4/01/31	1,000	1,216,811
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,658,878

		8,974,492

Gas Utilities — 0.0%
Pacific Energy Partners LP/PAA Finance Corp.,
6.25%, 9/15/15	250	257,704

Health Care Equipment & Supplies — 0.1%
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,441,542

Health Care Providers & Services — 0.9%
Aetna, Inc.,
6.75%, 12/15/37	1,200	1,286,464
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	896,205
DaVita, Inc.:
6.63%, 3/15/13	4,840	4,870,250
7.25%, 3/15/15	3,510	3,580,200
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,437,452
Quest Diagnostics, Inc.,
4.75%, 1/30/20	1,600	1,565,275
UnitedHealth Group, Inc.,
0.45%, 6/21/10(a)	2,320	2,319,877

		16,955,723

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,082,833
5.70%, 2/01/39	1,100	1,095,269
Wyndham Worldwide Corp.:
6.00%, 12/01/16	2,350	2,328,013
7.38%, 3/01/20	2,000	2,027,034
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,047,334
6.25%, 3/15/18	2,500	2,740,807
6.88%, 11/15/37	2,100	2,280,193

		13,601,483

Industrial Conglomerates — 0.2%
Tyco International Finance SA,
8.50%, 1/15/19	2,400	2,976,391

Insurance — 1.0%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13(d)	5,250	5,719,077
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15(d)	400	423,596
9.25%, 4/15/19	2,300	2,864,278
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)	2,500	2,501,970
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)	4,500	4,516,056
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,856,820
7.38%, 6/15/19	1,000	1,146,788

		19,028,585

Internet & Catalog Retail — 0.1%
Export-Import Bank of Korea,
4.13%, 9/09/15	2,600	2,608,086

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14(b)	1,600	1,575,637

Machinery — 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13(b)(d)	3,191	3,310,663

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Media — 2.8%
CBS Corp.,
8.88%, 5/15/19(d)	3,500	4,228,014
Comcast Corp.,
5.70%, 5/15/18	7,050	7,475,044
CSC Holdings, Inc.,
7.63%, 7/15/18	5,500	5,747,500
DIRECTV Holdings LLC,
5.20%, 3/15/20(b)(d)	5,600	5,513,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,376,000
5.88%, 10/01/19(b)	1,500	1,561,032
DISH DBS Corp.:
6.38%, 10/01/11	500	520,000
7.13%, 2/01/16	7,000	7,131,250
7.88%, 9/01/19(d)	1,000	1,040,000
News America, Inc.,
5.65%, 8/15/20(d)	1,400	1,475,096
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,587,445
Time Warner, Inc.:
7.63%, 4/15/31	1,000	1,142,120
7.70%, 5/01/32	3,000	3,462,516
6.20%, 3/15/40	600	592,331
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,343,148
5.63%, 9/15/19(d)	800	830,953
6.88%, 4/30/36	2,700	2,862,500

		51,888,188

Metals & Mining — 1.0%
ArcelorMittal USA Partnership,
9.75%, 4/01/14	4,238	4,375,735
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	400	393,932
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17(d)	2,200	2,447,500
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	6,802,184
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,034,550
6.88%, 11/10/39	2,100	2,175,911
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	943,257

		18,173,069

Multi-Utilities — 0.5%
CMS Energy Corp.,
6.25%, 2/01/20	2,500	2,470,363
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,512,433
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,537,408

		9,520,204

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,279,090
Burlington Resources Finance Co.,
7.20%, 8/15/31	800	916,760
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	556,585
Consol Energy, Inc.:
8.00%, 4/01/17(b)	700	719,250
8.25%, 4/01/20(b)	1,600	1,644,000
Denbury Resources, Inc.,
8.25%, 2/15/20	1,094	1,159,640
Devon Energy Corp.:
6.30%, 1/15/19(d)	2,300	2,567,182
7.95%, 4/15/32	654	821,869
Devon Financing Corp. ULC,
7.88%, 9/30/31	1,250	1,551,967
El Paso Corp.,
7.80%, 8/01/31	250	245,707
EnCana Corp.,
6.50%, 5/15/19	400	446,140
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,404,940
9.00%, 4/15/19	800	982,330
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,768,253
5.75%, 3/01/35	1,500	1,411,210
EOG Resources, Inc.,
5.63%, 6/01/19	1,300	1,395,228
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20	3,200	3,204,000
Motiva Enterprises LLC,
5.75%, 1/15/20(b)	1,100	1,151,480
Newfield Exploration Co.,
7.13%, 5/15/18	4,250	4,313,750
Peabody Energy Corp.,
7.38%, 11/01/16	800	846,000
Peabody Energy Corp., Series B,
6.88%, 3/15/13	755	763,494
Petrobras International Finance Co.:
5.75%, 1/20/20	3,000	3,073,473
6.88%, 1/20/40	1,500	1,548,277
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,224,677
Pioneer Natural Resources Co.,
7.50%, 1/15/20	2,000	2,057,794

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	731,981
5.75%, 1/15/20	3,000	3,076,365
6.70%, 5/15/36	1,000	1,027,436
Spectra Energy Capital LLC,
5.65%, 3/01/20	1,600	1,645,712
TransCanada PipeLines Ltd.:
6.50%, 8/15/18(d)	6,250	7,083,031
7.13%, 1/15/19(d)	800	937,291
7.63%, 1/15/39	600	731,140
Williams Partners LP,
3.80%, 2/15/15(b)	800	798,565

		57,084,617

Paper & Forest Products — 0.2%
International Paper Co.:
9.38%, 5/15/19(d)	1,600	2,000,155
7.50%, 8/15/21	1,000	1,136,314

		3,136,469

Personal Products — 0.1%
Mead Johnson Nutrition Co.,
4.90%, 11/01/19(b)	2,400	2,381,839

Pharmaceuticals — 0.1%
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,694,222

Real Estate Investment Trusts (REITs) — 0.5%
Digital Realty Trust LP,
5.88%, 2/01/20(b)	2,800	2,737,924
ProLogis,
7.38%, 10/30/19(d)	1,700	1,745,087
Simon Property Group LP:
6.75%, 5/15/14(d)	2,200	2,406,943
5.65%, 2/01/20	2,800	2,731,801

		9,621,755

Road & Rail — 0.3%
CSX Corp.,
5.75%, 3/15/13	2,600	2,822,441
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,216,237
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,408,430

		5,447,108

Software — 0.5%
Adobe Systems, Inc.,
4.75%, 2/01/20(d)	2,500	2,455,600
CA, Inc.,
5.38%, 12/01/19	2,000	2,021,572
Oracle Corp.:
5.25%, 1/15/16	1,500	1,652,459
5.75%, 4/15/18	2,150	2,358,137

		8,487,768

Specialty Retail — 0.9%
AUTONATION, Inc.,
6.75%, 4/15/18	2,800	2,775,500
Limited Brands, Inc.:
6.90%, 7/15/17	179	182,580
8.50%, 6/15/19	7,500	8,362,500
QVC, Inc.,
7.13%, 4/15/17(b)	2,300	2,314,375
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,316,226

		16,951,181

Thrifts & Mortgage Finance — 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	800	822,455

Tobacco — 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,381,480
9.25%, 8/06/19	1,100	1,336,645
9.95%, 11/10/38	1,200	1,575,796
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,363,044
5.65%, 5/16/18	1,300	1,399,674
6.38%, 5/16/38	1,500	1,632,013
Reynolds American, Inc.,
0.96%, 6/15/11(a)	5,060	5,039,097

		16,727,749

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV,
5.00%, 3/30/20(b)	2,800	2,760,425
Vodafone Group Plc:
5.63%, 2/27/17	950	1,016,568
5.45%, 6/10/19	700	726,403
7.88%, 2/15/30	1,250	1,492,414

		5,995,810

Total Corporate Bonds — 32.7%		598,560,621

Foreign Agency Obligations
Bahrain Government International Bond,
5.50%, 3/31/20(b)	1,700	1,686,728

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,170,000
5.63%, 1/07/41	1,500	1,412,250
Colombia Government International Bond,
7.38%, 3/18/19	1,900	2,185,000
Export-Import Bank of Korea,
8.13%, 1/21/14	1,800	2,088,203
Peruvian Government International Bond,
7.13%, 3/30/19	1,900	2,196,400
Poland Government International Bond,
6.38%, 7/15/19	5,300	5,806,246
Republic of Hungary,
6.25%, 1/29/20	3,000	3,191,298
Republic of Korea,
7.13%, 4/16/19	3,800	4,435,740
Republic of Turkey,
7.50%, 11/07/19	2,000	2,267,500
Russian Foreign Bond - Eurobond,
7.50%, 3/31/30(e)	1,656	1,908,706
South Africa Government International Bond:
6.88%, 5/27/19	2,100	2,344,125
5.50%, 3/09/20	3,000	3,037,500

Total Foreign Agency Obligations — 2.2%		40,729,696

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Citicorp Mortgage Securities, Inc.:
Series 2006-1 Class 2A1, 5.00%, 2/25/21	2,347	2,170,108
Series 2007-4 Class 2A1, 5.50%, 5/25/22	1,522	1,399,482
Citimortgage Alternative Loan Trust, Series 2006-A1 Class 2A1, 5.25%, 3/25/21	928	868,933
Countrywide Alternative Loan Trust, Series 2006-OA2 Class A2A, 0.39%, 5/20/46(a)	382	364,185
Countrywide Home Loan Mortgage Pass Through Trust:
Series 2004-13 Class 1A1, 5.50%, 8/25/34	4,180	4,199,456
Series 2005-HYB8 Class 4A1, 5.42%, 12/20/35(a)	7,451	5,780,595
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR3 Class A3, 0.34%, 8/25/36(a)	261	258,813
HSI Asset Securitization Corp. Trust, Series 2005 Class 2A4, 0.64%, 8/25/35(a)	1,857	1,704,933
Residential Asset Securitization Trust, Series 2004-A6 Class A1, 5.00%, 8/25/19	1,857	1,772,516
Structured Asset Mortgage Investments, Inc., Series 2007-AR4 Class A1, 0.45%, 9/25/47(a)	7,389	7,099,487
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15 Class A1B1, 0.50%, 11/25/45(a)	3,359	3,282,071
Series 2005-AR15 Class A1C2, 0.63%, 11/25/45(a)	2,780	2,695,245
Series 2005-AR17 Class A1B1, 0.50%, 12/25/45(a)	1,766	1,734,137
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1 Class A3, 5.00%, 3/25/21	2,992	2,895,304

		36,225,265

Commercial Mortgage-Backed Securities — 5.5%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5 Class A2, 4.18%, 11/10/41	70	69,769
Series 2006-2 Class A4, 5.74%, 5/10/45(a)	3,245	3,362,390
CW Capital Cobalt Ltd., Series 2006-C1 Class A4, 5.22%, 8/15/48	6,000	5,727,962
Citigroup Commercial Mortgage Trust, Series 2008-C7 Class A4, 6.10%, 12/10/49(a)	2,500	2,519,184
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2 Class A1, 5.30%, 1/15/46	2,316	2,340,007
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2 Class A4, 6.51%, 2/15/34	4,824	4,953,568
Series 2001-CK3 Class A4, 6.53%, 6/15/34	4,846	5,017,466
First Union National Bank Commercial Mortgage, Series 2000-C2 Class A2, 7.20%, 10/15/32	2,071	2,094,287
GE Capital Commercial Mortgage Corp., Series 2007-C1 Class A2, 5.42%, 12/10/49	1,945	1,996,430
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3 Class A2, 6.96%, 9/15/35	5,566	5,671,840
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 Class A5, 5.22%, 4/10/37(a)	1,000	1,004,503
GS Mortgage Securities Corp. II, Series 2006-GG6 Class A1, 5.42%, 4/10/38	1,590	1,595,668
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3 Class A2, 6.04%, 11/15/35	1,573	1,601,897
Series 2004-CBX Class A3, 4.18%, 1/12/37	2,210	2,214,052
Series 2005-CB12 Class A3A1, 4.82%, 9/12/37	6,500	6,620,422
Series 2007-CB19 Class A3, 5.75%, 2/12/49(a)	4,300	4,331,249
Series 2007-LDPX Class A1S, 4.93%, 1/15/49	9,811	10,048,261
LB-UBS Commercial Mortgage Trust:
Series 2006-C1 Class A4, 5.16%, 2/15/31	2,800	2,839,354
Series 2006-C7 Class A2, 5.30%, 11/15/38	6,600	6,779,950
Series 2006-C7 Class A3, 5.35%, 11/15/38	2,000	2,007,360
Series 2007-C6 Class A4, 5.86%, 7/15/40(a)	5,700	5,606,120
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1 Class A2, 5.44%, 2/12/39(a)	5,000	5,119,295
Series 2006-3 Class A1, 4.71%, 7/12/46(a)	756	763,259
Merrill Lynch Mortgage Trust:
Series 2006-C1 Class A1, 5.53%, 5/12/39(a)	2,357	2,385,779
Series 2006-C2 Class A1, 5.60%, 8/12/43	1,050	1,062,249
PNC Mortgage Acceptance Corp., Series 2000-C2 Class A2, 7.30%, 10/12/33	2,473	2,498,914

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23 Class A5, 5.42%, 1/15/45(a)	5,700	5,739,046
Series 2007-C34 Class A3, 5.68%, 5/15/46	6,000	5,776,033

		101,746,314

Total Non-Agency Mortgage-Backed Securities — 7.5%		137,971,579

	Par (000)	Value
Taxable Municipal Bonds
State of Illinois,
2.77%, 1/01/12	5,200	5,235,620
Total Taxable Municipal Bonds — 0.3%		5,235,620
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2949 Class BI, 5.50%, 3/15/25	101	104
Series 2989 Class WI, 5.50%, 5/15/29	1,334	61,194
Series 3003 Class BI, 5.00%, 12/15/34	888	38,270
Series 3016 Class PI, 5.50%, 5/15/29	465	14,066

		113,634

Mortgage-Backed Securities — 41.3%
Fannie Mae Mortgage Backed Securities:
2.82%, 8/01/33	3,727	3,827,270
2.87%, 5/01/33(a)	5,186	5,318,273
3.26%, 1/01/35(a)	2,591	2,684,734
4.00%, 4/01/25 - 4/01/40(c)(f)	28,977	28,680,825
4.50%, 4/01/25 - 4/01/40(f)	84,492	85,372,906
5.00%, 1/01/18 - 3/01/34	66,219	69,066,867
5.12%, 1/01/36(a)	2,824	2,954,711
5.50%, 9/01/19 - 1/01/40(f)	98,357	104,279,444
6.00%, 11/01/22 - 8/01/38(c)(f)	48,489	51,960,947
6.50%, 7/01/32 - 4/01/40(f)	26,419	28,967,211
Freddie Mac Mortgage Backed Securities:
2.59%, 10/01/33(a)	2,080	2,129,739
4.00%, 4/01/25 - 4/01/40(f)	20,000	19,792,187
4.50%, 8/01/20 - 4/01/40(f)	61,542	62,387,576
4.58%, 4/01/38(a)	12,398	12,928,469
5.00%, 10/01/20 - 4/01/40(f)	88,762	92,002,842
5.50%, 12/01/27 - 4/01/40(f)	42,424	44,912,078
6.00%, 12/01/28 - 4/01/40(f)	25,568	27,570,270
6.25%, 11/01/36(a)	4,122	4,365,922
6.50%, 5/01/21 - 1/01/36	5,146	5,659,077
Ginnie Mae Mortgage Backed Securities:
4.50%, 7/15/39 - 4/01/40(f)	27,627	27,982,277
5.00%, 9/15/39 - 4/01/40(f)	31,788	33,070,135
5.50%, 6/15/34 - 4/01/40(f)	21,162	22,390,671
6.00%, 4/01/40(f)	16,000	17,090,000

		755,394,431

Total U.S. Government Sponsored Agency Securities — 41.3%		755,508,065

U.S. Treasury Obligations
U.S. Treasury Bond,
6.13%, 8/15/29(g)	700	842,843
U.S. Treasury Inflation Indexed Note,
1.25%, 4/15/14(d)	110,670	114,387,370
U.S. Treasury Note,
4.00%, 2/15/14	1,350	1,450,934

Total U.S. Treasury Obligations — 6.4%		116,681,147

Total Long-Term Investments (Cost — $ 1,827,148,003) — 102.9%		1,884,118,349

	Shares	Value
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(h)(i)(j)	410,104,587	410,104,587
BlackRock Cash Funds: Prime, SL Agency Shares, 0.16%(h)(i)(j)	11,130,507	11,130,507

Total Money Market Funds (Cost — $ 421,235,094) — 23.0%		421,235,094

Total Investments Before TBA Sale Commitments (Cost — $ 2,248,383,097*) — 125.9%		2,305,353,443

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage Backed Securities:
4.50%, 4/01/2025 - 4/01/2040	28,000	(28,061,250)
5.50%, 9/01/2019 - 4/01/2040	14,000	(14,754,683)
6.00%, 11/01/2022 - 8/01/2038	4,000	(4,248,752)
Freddie Mac Mortgage Backed Securities:
4.50%, 8/01/2020 - 4/01/2040	8,000	(8,017,500)
5.00%, 10/01/2020 - 4/01/2040	36,000	(37,170,000)
5.50%, 12/01/2027 - 4/01/2040	10,000	(10,559,375)

Schedules of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Total TBA Sale Commitments (Proceeds — $103,408,813) — (5.6)%	(102,811,560)
Total Investments Net of Outstanding TBA Sale Commitments — 120.3%	2,202,541,883
Liabilities in Excess of Other Assets — (20.3)%	(372,315,685)

Net Assets — 100.0%	$1,830,226,198

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,145,272,141

Gross unrealized appreciation	$57,269,742
Gross unrealized depreciation	—

Net unrealized appreciation	$57,269,742

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is valued in accordance with the Master Portfolio’s fair valuation policy.

(d)	All or a portion of this security is on loan.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

(f)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$35,076,563	$(235,156)
Citigroup Global	$39,411,719	$(127,187)
Credit Suisse Securities LLC	$30,146,875	$(43,858)
Deutsche Bank Securities, Inc.	$8,583,750	$17,812
Goldman Sachs & Co.	$48,259,219	$(188,223)
JPMorgan Securities, Ltd.	$61,980,469	$(137,560)
Morgan Stanley Capital Services, Inc.	$21,135,000	$93,691
RBS Securities Inc.	$5,162,500	$781
UBS Securities LLC	$(339,688)	$17,646
Wells Fargo Securities	$(34,163,438)	$(18,494)

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(h)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Cash Funds: Institutional	$72,241,084	$177,311
BlackRock Cash Funds: Prime	$2,123,525	$3,283

(i)	Represents the seven-day yield as of report date.

(j)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector or industry classifications refer to any one or more of the sector classifications or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector classifications or industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
2,527	5-Year U.S. Treasury Notes	Chicago	June 2010	$290,210,156	$(314,604)
119	10-Year U.S. Treasury Notes	Chicago	June 2010	$13,833,750	$20,922
272	30-Year U.S. Treasury Bond	Chicago	June 2010	$31,586,000	$(38,631)
252	Ultra Long U.S. Treasury Bond	Chicago	June 2010	$30,232,125	$(425,970)
Total					$(758,283)

•	Financial futures contracts sold as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
999	2-Year U.S. Treasury Notes	Chicago	June 2010	$216,736,173	$28,630

•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$266,685

•	Credit default swaps on single-name issues – sold protection outstanding as of March 31, 2010 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation
Bank of America Corp.	6.80%	Deutsche Bank AG	June 2014	A-	$1,500	$(313,683)

Schedules of Investments (concluded)

[1]	Using Standard & Poor’s ratings.

[2]	The maximum potential amount the Master Portfolio may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	The total notional amounts of open financial futures contracts and swap contracts as of March 31, 2010 were $582,598,204 and $5,500,000 respectively.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$199,038,293	$17,243,956	$216,282,249
Capital Trusts	—	13,149,372	—	13,149,372
Corporate Bonds	—	598,560,621	—	598,560,621
Foreign Agency Obligations	—	40,729,696	—	40,729,696
Non-Agency Mortgage-Backed Securities	—	137,971,579	—	137,971,579
Taxable Municipal Bonds	—	5,235,620	—	5,235,620
U.S. Government Sponsored Agency Securities	—	726,122,721	29,385,344	755,508,065
U.S. Treasury Obligations	—	116,681,147	—	116,681,147
Short-Term Securities:
Money Market Funds	$421,235,094	—	—	421,235,094
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(102,811,560)	—	(102,811,560)

Total	$421,235,094	$1,734,677,489	$46,629,300	$2,202,541,883

Valuation Inputs	Derivative Financial Instruments[1]			Total
	Level 1	Level 2	Level 3
Assets:
Credit contracts	—	$266,685	—	$266,685
Interest rate contracts	$49,552	—	—	49,552
Liabilities:
Credit contracts	—	(313,683)	—	(313,683)
Interest rate contracts	(779,205)	—	—	(779,205)

Total	(729,653)	(46,998)	—	(776,651)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

[Assets/Liabilities:]	Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage - Backed Securities	Total
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	26,839	7,908	(91,503)	(56,756)
Net change in unrealized appreciation/depreciation[2]	(117,908)	(131,693)	82,246	(167,355)
Purchases	11,180,520	—	25,488,600	36,669,120
Sales	(759,796)	(301,260)	(1,617,217)	(2,678,273)
Transfers in3	—	—	—	—

Transfers out[3]	(1,917,145)	(2,170,108)	(16,118,426)	(20,205,679)

Balance, as of March 31, 2010	$17,243,956	—	$29,385,344	$46,629,300

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $(80,787).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

Schedules of Investments March 31, 2010 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates Of Deposit
Yankee(a)
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.25%, 7/12/10	$270,000	$270,003,804
0.32%, 12/13/10	77,600	77,600,000
0.32%, 1/28/11	175,000	175,000,000
Bank of Montreal, Chicago,
0.19%, 4/28/10	290,000	290,000,000
Bank of Nova Scotia, Houston:
0.26%, 5/24/10	135,000	134,998,009
0.25%, 10/01/10	556,715	556,715,000
Bank of Nova Scotia, New York,
0.30%, 6/15/10	82,000	81,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd. New York:
0.21%, 4/28/10	375,000	375,001,405
0.19%, 5/04/10	7,000	7,000,000
Barclays Bank Plc, New York:
0.30%, 6/11/10	135,000	135,000,000
0.32%, 6/30/10	200,000	200,000,000
DNB NOR Bank ASA, New York,
0.26%, 5/17/10	200,000	200,000,000
Fortis Bank, New York,
0.21%, 4/08/10	390,000	390,000,000
KBC Bank N.V., New York:
0.35%, 4/19/10	432,145	432,145,000
0.30%, 4/27/10	299,000	299,000,000
0.30%, 6/04/10	142,000	142,000,000
Lloyds TSB Bank Plc, New York:
0.20%, 4/08/10	300,000	300,000,000
0.25%, 4/19/10	200,000	200,000,000
0.20%, 4/20/10	300,000	300,000,000
Mizuho Corporate Bank, New York:
0.20%, 4/15/10	291,350	291,350,000
0.20%, 5/03/10	64,000	64,000,000
Nordea Bank Finland Plc, New York,
0.19%, 4/12/10	562,000	562,000,000
Rabobank Nederland N.V., New York:
0.22%, 7/23/10	107,495	107,502,408
0.23%, 1/10/11	110,000	110,000,000
0.23%, 1/13/11	202,000	202,000,000
Royal Bank of Canada, New York:
0.25%, 10/01/10	125,000	125,000,000
0.24%, 1/21/11	116,015	116,015,000
Societe Generale, New York:
0.24%, 4/15/10	253,000	253,000,000
0.26%, 7/12/10	128,000	128,000,000
Sumitomo Mitsui Banking Corp.:
0.20%, 5/03/10	247,000	247,000,000
0.20%, 5/07/10	170,000	170,000,000
Sumitomo Mitsui Banking Corp., New York,
0.21%, 4/19/10	126,225	126,225,000
Svenska Handelsbanken, New York:
0.21%, 5/26/10	92,660	92,660,706
0.21%, 6/07/10	305,000	305,002,836
Toronto Dominion Bank, New York,
0.65%, 4/15/10	95,000	95,010,307
UniCredit SpA, New York,
0.30%, 5/24/10	465,370	465,370,000

Total Certificates Of Deposit — 42.7%		8,026,599,474

Commercial Paper(b)
Amstel Funding Corp.,
0.45%, 4/09/10	105,000	104,989,500
Amsterdam Funding Corp.,
0.22%, 6/07/10	31,630	31,617,049
Atlantic Asset Securitization LLC:
0.20%, 5/03/10(c)	63,830	63,818,652
0.23%, 5/24/10(c)	91,705	91,673,948
0.21%, 6/03/10(c)	63,830	63,806,542
Atlantis One Funding Corp.,
0.20%, 5/24/10(c)	35,980	35,969,406
Australia & New Zealand Banking Group Ltd.:
0.27%, 5/27/10(c)	110,000	109,953,800
0.20%, 6/21/10(c)	60,565	60,537,746
BNZ International Funding Ltd.,
0.31%, 2/01/11(c)	250,000	250,021,075
Banco Bilbao Vizcaya Argentaria S.A., London,
0.28%, 6/22/10(c)	110,000	109,929,845
Barton Capital Corp.,
0.20%, 4/06/10(c)	50,010	50,008,611
CRC Funding LLC:
0.26%, 6/15/10	75,000	74,959,375
0.26%, 6/16/10	98,000	97,946,209
Cancara Asset Securitisation Ltd.:
0.23%, 4/22/10(c)	64,000	63,991,413
0.22%, 5/17/10(c)	66,750	66,731,236
0.27%, 6/14/10(c)	52,750	52,720,724
Danske Corp.,
0.25%, 6/18/10(c)	250,000	249,864,583
Dexia Delaware LLC:
0.26%, 4/01/10	350,000	350,000,000
0.28%, 4/26/10	100,000	99,980,556
Edison Asset Securitization LLC,
0.21%, 6/17/10(c)	20,000	19,991,017

Schedules of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Falcon Asset Securitization Co. LLC,
0.25%, 6/24/10	59,935	59,900,038
JPMorgan Chase & Co.,
0.25%, 7/14/10	350,000	349,747,223
KBC Financial Products International Ltd.,
0.38%, 4/07/10(c)	113,075	113,067,839
Kitty Hawk Funding Corp.,
0.22%, 6/11/10	88,614	88,575,551
NRW Bank,
0.23%, 4/05/10	150,000	149,996,166
Royal Bank of Scotland Plc, Connecticut,
0.25%, 5/25/10(c)	250,000	249,906,250
Royal Park Investment Co.,
0.22%, 4/09/10(c)	135,000	134,993,400
Scaldis Capital LLC:
0.24%, 5/17/10(c)	115,000	114,964,733
0.22%, 5/26/10(c)	77,000	76,974,120
Societe Generale North America, Inc.:
0.24%, 4/16/10	180,525	180,506,571
0.21%, 4/26/10	67,000	66,990,229
Tempo Finance Corp.,
0.22%, 4/06/10	45,000	44,998,625
Toyota Motor Credit Corp.,
0.24%, 4/14/10	95,000	94,991,766
Westpac Banking Corp.,
0.35%, 4/14/10(c)	200,000	199,974,721

Total Commercial Paper — 21.1%		3,974,098,519

Corporate Notes(d)
Lloyds TSB Bank Plc, New York,
0.23%, 4/06/10	75,000	75,000,000
Societe Generale, New York:
0.55%, 5/05/10	110,000	110,000,000

Total Corporate Notes — 1.0%		185,000,000

Time Deposits
Natixis:
0.10%, 4/01/10	300,000	300,000,000
0.12%, 4/01/10	600,000	600,000,000

Total Time Deposits — 4.8%		900,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae,
3.00%, 7/12/10	150,000	151,149,470
Fannie Mae Discount Notes(b):
0.21%, 8/18/10	55,680	55,634,853
0.29%, 9/22/10	60,515	60,430,178
0.25%, 9/27/10	119,454	119,305,512
0.30%, 9/29/10	60,910	60,818,127
0.26%, 10/25/10	124,840	124,653,364
0.36%, 12/01/10	281,495	280,808,152
Federal Farm Credit Bank Variable Rate Notes,
0.61%, 5/12/10(d)	30,000	30,000,000
Federal Home Loan Bank Variable Rate Notes(d):
0.66%, 4/07/10	75,000	75,000,000
0.36%, 6/01/10	110,000	110,000,000
0.00%, 10/06/11	187,000	186,885,893

Schedules of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Freddie Mac Discount Notes(b):
0.25%, 7/12/10	100,000	99,929,166
0.22%, 8/23/10	63,950	63,895,003
0.28%, 9/20/10	160,810	160,594,872
0.29%, 9/27/10	121,025	120,853,497
0.29%, 9/27/10	90,000	89,870,225
Freddie Mac Variable Rate Notes(d):
0.15%, 11/09/11	730,075	729,241,523
0.16%, 1/13/12	652,995	652,287,551
0.19%, 2/16/12	110,000	109,916,684

Total U.S. Government Sponsored Agency Obligations — 17.4%		3,281,274,070

U.S. Treasury Obligations(b)
U.S. Treasury Bills, 0.23%, 9/23/10	456,730	456,219,351
U.S. Treasury Bills, 0.24%, 9/30/10	500,000	499,405,972

Total U.S. Treasury Obligations — 5.1%		955,625,323

Repurchase Agreements
BNP Paribas Securities Corp. Tri-Party 0.24%, dated 3/31/10, due 4/01/10, maturity value $425,002,833 (collateralized by non-U.S. government debt securities, value $437,750,000).	425,000	425,000,000
Banc of America Securities LLC Tri-Party 0.30%, dated 3/31/10, due 4/01/10, maturity value $700,005,833 (collateralized by non-U.S. government debt securities, value $735,000,001).	700,000	700,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.32%, dated 3/31/10, due 4/01/10, maturity value $115,001,022 (collateralized by U.S. government obligations, value $117,300,524).	115,000	115,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.52%, dated 3/31/10, due 4/01/10, maturity value $80,001,156 (collateralized by U.S. government obligations, value $81,600,364).	80,000	80,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.62%, dated 3/31/10, due 4/01/10, maturity value $250,004,306 (collateralized by non-U.S. government debt securities, value $321,474,881).	250,000	250,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $425,003,188 (collateralized by U.S. government obligations, value $433,503,031).	425,000	425,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $50,000,375 (collateralized by U.S. government obligations, value $51,000,357).	50,000	50,000,000
HSBC Securities (USA) Inc. Tri-Party 0.20%, dated 3/31/10, due 4/01/10, maturity value $100,000,556 (collateralized by non-U.S. government debt securities, value $104,187,090).	100,000	100,000,000
JPMorgan Securities Inc. Tri-Party 0.28%, dated 3/25/10, due 4/01/10, maturity value $50,002,722 (collateralized by non-U.S. government debt securities, value $51,501,944).	50,000	50,000,000
JPMorgan Securities Inc. Tri-Party 0.47%, dated 3/31/10, due 4/01/10, maturity value $320,004,178 (collateralized by non-U.S. government debt securities, value $336,003,043).	320,000	320,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $33,671,000 (collateralized by U.S. government obligations, value $34,344,424).	33,671	33,671,000
Total Repurchase Agreements — 13.6%		2,548,671,000
Total Investments (Cost — $19,871,268,386*) — 105.7%		19,871,268,386
Liabilities in Excess of Other Assets — (5.7)%		(1,078,714,218)

Net Assets — 100.0%		$18,792,554,168

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

Schedules of Investments (concluded)

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$19,871,268,386	—	$19,871,268,386

Total	—	$19,871,268,386	—	$19,871,268,386

[1]	See above Schedule of Investments for values in each security type.

Schedules of Investments March 31, 2010 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates Of Deposit
Yankee(a)
BNP Paribas S.A., New York,
0.22%, 6/04/10	$65,000	$65,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York:
0.25%, 7/12/10	150,000	150,002,113
0.32%, 12/13/10	39,200	39,200,000
0.32%, 1/28/11	125,000	125,000,000
Bank of Montreal, Chicago,
0.19%, 4/28/10	170,000	170,000,000
Bank of Nova Scotia, Houston:
0.26%, 5/24/10	65,000	64,999,041
0.25%, 10/01/10	363,285	363,285,000
Bank of Nova Scotia, New York,
0.30%, 6/15/10	60,000	59,999,999
Bank of Tokyo-Mitsubishi UFJ Ltd. New York:
0.21%, 4/06/10	45,000	45,000,000
0.21%, 4/28/10	225,000	225,000,843
Barclays Bank Plc, New York:
0.30%, 6/11/10	65,000	65,000,000
0.32%, 6/30/10	100,000	100,000,000
DNB NOR Bank ASA, New York:
0.20%, 5/11/10	350,000	350,000,000
0.26%, 5/17/10	92,000	92,000,000
Fortis Bank, New York,
0.21%, 4/08/10	135,000	135,000,000
KBC Bank N.V., New York:
0.35%, 4/19/10	217,855	217,855,000
0.30%, 4/27/10	175,890	175,890,000
Lloyds TSB Bank Plc, New York:
0.20%, 4/08/10	20,000	20,000,000
0.25%, 4/19/10	146,000	146,000,000
0.20%, 4/28/10	130,000	130,000,000
0.20%, 4/29/10	90,000	90,000,000
Mizuho Corporate Bank, New York,
0.20%, 4/15/10	146,875	146,875,000
Nordea Bank Finland Plc, New York:
0.19%, 4/12/10	300,000	300,000,000
0.18%, 4/20/10	275,600	275,600,000
Rabobank N.A.,
0.32%, 4/01/10	50,000	50,000,000
0.22%, 7/23/10	58,950	58,954,063
0.23%, 1/10/11	60,000	60,000,000
0.23%, 1/13/11	125,000	125,000,000
Rabobank Nederland N.V., New York:
0.20%, 6/15/10	150,000	150,000,000
Royal Bank of Canada, New York,
0.24%, 1/21/11	58,485	58,485,000
Societe Generale, New York:
0.24%, 4/15/10	20,000	20,000,000
0.26%, 7/12/10	68,000	68,000,000
Sumitomo Mitsui Banking Corp., New York:
0.21%, 4/12/10	150,000	150,000,458
0.21%, 4/19/10	64,460	64,460,000
Svenska Handelsbanken, New York:
0.21%, 5/26/10	57,340	57,340,437
0.21%, 6/07/10	25,000	25,000,233
0.26%, 7/30/10	214,500	214,489,269
UniCredit SpA, New York,
0.30%, 5/24/10	284,630	284,630,000

Total Certificates Of Deposit — 39.3%		4,938,066,456

Commercial Paper(b)
Amstel Funding Corp.:
0.55%, 4/01/10(c)	22,000	22,000,000
0.44%, 4/06/10(c)	104,000	103,993,644
Amsterdam Funding Corp.,
0.22%, 6/07/10(c)	18,370	18,362,478
Atlantic Asset Securitization LLC:
0.20%, 5/03/10(c)	36,170	36,163,570
0.23%, 5/24/10(c)	61,295	61,274,245
0.21%, 6/03/10(c)	36,170	36,156,708
Atlantis One Funding Corp.,
0.20%, 5/24/10(c)	21,895	21,888,553
Australia & New Zealand Banking Group Ltd.:
0.27%, 5/27/10(c)	55,750	55,726,586
0.20%, 6/21/10(c)	36,850	36,833,417
Bank of Nova Scotia,
0.25%, 6/16/10	90,700	90,652,130
CRC Funding LLC,
0.26%, 6/18/10(c)	100,000	99,943,667
Cancara Asset Securitisation Ltd.,
0.22%, 5/17/10(c)	33,000	32,990,723

Schedules of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Ciesco LLC:
0.24%, 6/09/10(c)	100,000	99,954,000
0.25%, 6/17/10(c)	100,000	99,946,528
Danske Corp.:
0.21%, 4/06/10(c)	128,190	128,186,350
0.18%, 4/07/10(c)	206,705	206,698,799
0.21%, 4/07/10(c)	283,295	283,285,321
Dexia Delaware LLC:
0.26%, 4/01/10	100,000	100,000,000
0.28%, 4/19/10	145,000	144,979,700
0.28%, 4/26/10	175,000	174,965,972
Falcon Asset Securitization Co. LLC,
0.25%, 6/24/10(c)	40,065	40,041,629
Intesa Funding LLC,
0.21%, 4/19/10	75,000	74,992,125
JPMorgan Chase & Co.,
0.25%, 7/14/10	200,000	199,855,556
KBC Financial Products International Ltd.:
0.38%, 4/07/10(c)	64,005	64,000,947
0.30%, 5/19/10(c)	100,000	99,960,000
Kitty Hawk Funding Corp.,
0.22%, 6/11/10	51,465	51,442,670
Lloyds TSB Bank Plc,
0.21%, 4/19/10	125,000	124,986,875
NRW Bank,
0.23%, 4/05/10	75,000	74,998,084
Romulus Funding Corp.,
0.27%, 4/13/10(c)	82,000	81,992,620
Royal Park Investment Co.,
0.22%, 4/09/10(c)	115,000	114,994,378
Scaldis Capital LLC:
0.22%, 6/01/10(c)	28,000	27,989,562
0.27%, 6/21/10(c)	70,000	69,957,475
Societe Generale North America, Inc.:
0.24%, 4/16/10	94,475	94,465,355
0.21%, 4/26/10	30,000	29,995,625
Toyota Motor Credit Corp.,
0.24%, 4/14/10	45,000	44,996,100

Total Commercial Paper — 24.3%		3,048,671,392

Corporate Notes(d)
Bank of America NA,
0.85%, 5/12/10	50,000	50,035,443
JPMorgan Chase & Co.,
0.30%, 6/22/10	72,315	72,325,815
Lloyds TSB Bank Plc, New York,
0.23%, 4/06/10	45,000	45,000,000
Societe Generale, New York,
0.55%, 5/05/10	75,000	75,000,000

Total Corporate Notes — 2.0%		242,361,258

Time Deposits
Natixis:
0.10%, 4/01/10	175,000	175,000,000
0.12%, 4/01/10	400,000	400,000,000

Total Time Deposits — 4.6%		575,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(b):
0.20%, 6/14/10	200,000	199,917,778
0.26%, 9/01/10	322,225	321,868,941
0.29%, 9/22/10	39,485	39,429,655
0.30%, 9/29/10	39,750	39,690,044

Schedules of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.26%, 10/25/10	75,160	75,047,636
0.36%, 12/01/10	146,035	145,678,674
Federal Farm Credit Bank Variable Rate Notes,
0.61%, 5/12/10(d)	20,000	20,000,000
Federal Home Loan Bank Variable Rate Notes(d):
0.66%, 4/07/10	25,000	25,000,000
0.36%, 6/01/10	70,000	70,000,000
0.00%, 10/06/11	119,000	118,927,386
Freddie Mac Discount Notes(b):
0.20%, 7/08/10	250,000	249,863,889
0.28%, 9/20/10	109,940	104,799,613
0.29%, 9/20/10	70,367	70,269,503
0.29%, 9/27/10	78,975	78,863,086
Freddie Mac Variable Rate Notes(d):
0.15%, 11/09/11	399,925	399,468,433
0.16%, 1/13/12	347,005	346,629,058
0.19%, 2/16/12	100,000	99,924,258

Total U.S. Government Sponsored Agency Obligations — 19.1%		2,405,377,954

U.S. Treasury Obligations(b)
U.S. Treasury Bills,
0.23%, 9/23/10	293,270	292,942,108

Total U.S. Treasury Obligations — 2.3%		292,942,108

Repurchase Agreements
BNP Paribas Securities Corp. Tri- Party 0.24%, dated 3/31/10, due 4/01/10, maturity value $275,001,833 (collateralized by non-U.S. government debt securities, value $283,250,000).	275,000	275,000,000
Banc of America Securities LLC Tri-Party 0.30%, dated 3/31/10, due 4/01/10, maturity value $150,001,250 (collateralized by U.S. government obligations, value $157,500,000).	150,000	150,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.52%, dated 3/31/10, due 4/01/10, maturity value $50,000,722 (collateralized by U.S. government obligations, value $55,000,000).	50,000	50,000,000
Citigroup Global Markets Holdings Inc. Tri- Party 0.32%, dated 3/31/10, due 4/01/10, maturity value $50,000,444 (collateralized by U.S. government obligations, value $55,000,000).	50,000	50,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $20,000,150 (collateralized by U.S. government obligations, value $20,401,900).	20,000	20,000,000
Greenwich Capital Markets Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $250,001,875 (collateralized by U.S. government obligations, value $255,003,079).	250,000	250,000,000
JPMorgan Securities Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $100,000,750 (collateralized by non-U.S. government debt securities, value $105,002,637).	100,000	100,000,000
JPMorgan Securities Inc. Tri-Party 0.27%, dated 3/31/10, due 4/01/10, maturity value $50,000,375 (collateralized by non-U.S. government debt securities, value $52,501,318).	50,000	50,000,000
JPMorgan Securities Inc. Tri-Party 0.28%, dated 3/31/10, due 4/01/10, maturity value $50,002,722 (collateralized by non-U.S. government debt securities, value $51,502,487).	50,000	50,000,000
JPMorgan Securities Inc. Tri-Party 0.47%, dated 3/31/10, due 4/01/10, value $50,000,653 (collateralized by non-U.S. government debt securities, value $52,502,485).	50,000	50,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $25,000,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $26,227,508).	25,000	25,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.25%, dated 3/31/10, due 4/01/10, maturity value $90,000,613 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $94,419,028).	90,000	90,000,000

Total Repurchase Agreements — 9.2%		1,160,000,000

Total Investments (Cost — $12,662,419,168*) — 100.8%		12,662,419,168
Liabilities in Excess of Other Assets — (0.8)%		(97,109,696)

Net Assets — 100.0%		$12,565,309,472

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Rate shown reflects the discount rate at the time of purchase.

Schedules of Investments (concluded)	Prime Money Market Master Portfolio

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$12,662,419,168	—	$12,662,419,168

Total	—	$12,662,419,168	—	$12,662,419,168

[1]	See above Schedule of Investments for values in each security type.

Schedules of Investments March 31, 2010 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Banc of America Securities LLC Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $20,000,006 (collateralized by U.S. government obligations, value $20,600,000).	$20,000	$20,000,000
Banc of America Securities LLC Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $5,000,001 (collateralized by U.S. government obligations, value $5,150,000).	5,000	5,000,000
Credit Suisse Securities (USA) LLC Tri-Party 0.02%, dated 3/31/10, due 4/01/10, maturity value $20,000,011 (collateralized by U.S. government obligations, value $20,401,346).	20,000	20,000,000
Goldman, Sachs & Co. Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $19,464,005 (collateralized by U.S. government obligations, value $20,047,920).	19,464	19,464,000
JPMorgan Securities Inc. Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $5,000,000 (collateralized by U.S. government obligations, value $5,104,761).	5,000	5,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $25,000,000 (collateralized by U.S. government obligations, value $25,786,048).	25,000	25,000,000
RBS Securities Inc. Tri-Party 0.02%, dated 3/31/10, due 4/01/10, maturity value $20,000,011 (collateralized by U.S. government obligations, value $20,404,429).	20,000	20,000,000

Total Repurchase Agreements — 100.0%		114,464,000

Total Investments (Cost — $114,464,000*) — 100.0%		114,464,000
Liabilities in Excess of Other Assets — (0.0)%		(4,164)

Net Assets — 100.0%		$114,459,836

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$114,464,000	—	$114,464,000

Total	—	$114,464,000	—	$114,464,000

[1]	See above Schedule of Investments for values in each security type.

Schedules of Investments March 31, 2010 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills:
0.10%, 4/01/10	$45,000	$45,000,000
0.11%, 4/01/10	95,000	95,000,000
0.50%, 4/01/10	25,000	25,000,000
0.43%, 5/06/10	25,000	24,989,548
0.15%, 5/13/10	100,095	100,078,067
0.12%, 6/03/10	27,000	26,994,094
0.14%, 6/03/10	48,000	47,988,660
0.52%, 6/03/10	50,000	49,954,499
0.16%, 6/10/10	50,000	49,984,931
0.43%, 6/10/10	25,000	24,979,340
0.42%, 6/17/10	25,000	24,977,808
0.16%, 6/24/10	40,000	39,985,533
0.17%, 6/24/10	25,000	24,990,084
0.15%, 7/01/10	150,000	149,944,017
0.49%, 7/01/10	50,000	49,938,701
0.18%, 7/08/10	72,000	71,964,720
0.15%, 7/22/10	90,000	89,959,400
0.14%, 7/29/10	25,000	24,988,844
0.49%, 7/29/10	25,000	24,959,713
0.16%, 8/05/10	100,000	99,944,000
0.17%, 8/12/10	100,000	99,937,195
0.19%, 8/19/10	65,000	64,953,236
0.19%, 8/26/10	126,000	125,902,245
0.19%, 9/02/10	75,000	74,940,646
0.21%, 9/09/10	25,000	24,977,080
0.24%, 9/23/10	110,000	109,871,667
0.24%, 9/30/10	75,000	74,909,000

Total U.S. Treasury Obligations — 34.8%		1,667,113,028

Repurchase Agreements
Banc of America Securities LLC Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $225,000,063 (collateralized by U.S. government obligations, value $229,500,025)	225,000	225,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $600,000,083 (collateralized by U.S. government obligations, value $612,000,098)	600,000	600,000,000
Credit Suisse Securities (USA) LLC Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $100,000,000 (collateralized by U.S. government obligations, value $102,004,895)	100,000	100,000,000
Credit Suisse Securities (USA) LLC Tri-Party 0.12%, dated 3/25/10, due 4/01/10, maturity value $390,009,100 (collateralized by U.S. government obligations, value $397,805,029)	390,000	390,000,000
HSBC Securities (USA) Inc. Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $400,000,000 (collateralized by non-U.S. government debt securities, value $408,006,849)	400,000	400,000,000
JPMorgan Securities Inc. Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $458,491,000 (collateralized by U.S. government obligations, value $467,665,296)	458,491	458,491,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $120,000,000 (collateralized by U.S. government obligations, value $122,589,371)	120,000	120,000,000
Morgan Stanley & Co. Incorporated Tri-Party 0.00%, dated 3/31/10, due 4/01/10, maturity value $325,000,000 (collateralized by U.S. government obligations, value $332,012,880)	325,000	325,000,000
RBS Securities Inc. Tri-Party 0.01%, dated 3/31/10, due 4/01/10, maturity value $575,000,160 (collateralized by U.S. government obligations, value $586,502,942)	575,000	575,000,000
RBS Securities Inc. Tri-Party 0.15%, dated 3/3/10, due 4/07/10, maturity value $150,021,875 (collateralized by U.S. government obligations, value $153,003,618)	150,000	150,000,000

Total Repurchase Agreements — 69.9%		3,343,491,000

Total Investments (Cost — $5,010,604,028*) — 104.7%		5,010,604,028
Liabilities in Excess of Other Assets — (4.7)%		(224,983,976)

Net Assets — 100.0%		$4,785,620,052

Schedules of Investments (concluded)	Treasury Money Market Master Portfolio

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	—	$5,010,604,028	—	$5,010,604,028

Total	—	$5,010,604,028	—	$5,010,604,028

[1]	See above Schedule of Investments for values in each security type.

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds III and Master Investment Portfolio

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 27, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: May 27, 2010